As filed with the Securities and Exchange Commission on July 30, 2004.


                                                       1933 Act File No. 2-91069
                                                      1940 Act File No. 811-4019

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 36

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 37

                              USAA INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Road, San Antonio, TX 78288
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0226

                            Mark S. Howard, Secretary
                              USAA INVESTMENT TRUST
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective under Rule 485

___ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_X_ on (October 1, 2004) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                           Exhibit Index on Page 175
                                                                   Page 1 of 337

                                     Part A





                              Prospectuses for the
            Balanced Strategy Fund and Growth and Tax Strategy Fund
                              are included herein


                  Not included in ths Post-Effective Amendment
                  are the Prospectuses for Precious Metals and
        Minerals Fund, Cornerstone Strategy Fund, Emerging Markets Fund,
               International Fund, World Growth Fund, GNMA Trust,
                        and Treasury Money Market Trust

                                     Part A


                               Prospectus for the
                             Balanced Strategy Fund
                               is included herein

[USAA
EAGLE
LOGO (R)]



                     USAA   BALANCED STRATEGY Fund




                     USAA

              Investments


               One of the

           USAA Family of

     No-Load Mutual Funds


                              [GRAPHIC OMITTED]

                              P r o s p e c t u s
--------------------------------------------------------------------------------

          October 1, 2004     As with other mutual  funds,  the  Securities  and
                              Exchange    Commission   has   not   approved   or
                              disapproved of this Fund's shares or determined whether this prospectus is accurate or complete.
                              Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
---------------------------------------------------------------------------


WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?                                                      3

WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?                                                           3

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?                                                 4

FEES AND EXPENSES                                                       8

FUND INVESTMENTS                                                       10

FUND MANAGEMENT                                                        16

USING MUTUAL FUNDS IN AN
ASSET ALLOCATION PROGRAM                                               21

HOW TO INVEST                                                          26

HOW TO REDEEM                                                          30

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS                                                        32

EXCHANGES                                                              34

SHAREHOLDER INFORMATION                                                36

FINANCIAL HIGHLIGHTS                                                   41

APPENDIX A                                                             43

ADDITIONAL FUND INFORMATION                                            54

-----------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

          The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income. Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

          We are the Fund's investment adviser. We manage the bonds and money market instruments investment categories of the Fund. We have retained Wellington Management Company, LLP (Wellington Management) to serve as subadviser for the Fund's stocks investment category.

          Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?

          The primary risks of investing in this Fund are stock market risk, credit risk, interest rate risk, and management risk.

          * STOCK MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline regardless of the success or failure of a company's operations.

          * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

          * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.
                                                                  3 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

               IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the Fund's net asset value and total return.

               IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

          * MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

          Additional risks of the Fund described later in the prospectus are rebalancing risk and structural risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

          As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

          An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

          Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

USAA Balanced Strategy Fund - 4

------------------------------------------------------------------------------

          The  following  bar  chart   illustrates  the  Fund's  volatility  and
          performance from year to year for each full calendar year since the Fund's inception.

          TOTAL RETURN

          All mutual funds must use the same formula to calculate TOTAL RETURN.

                 ========================================================
                 [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
                 ========================================================

[BAR CHART]
               CALENDAR YEAR       TOTAL RETURN
                    1996*               13.45%
                    1997                19.05%
                    1998                 8.69%
                    1999                18.90%
                    2000                -4.50%
                    2001                10.96%
                    2002               -10.11%
                    2003                19.39%

                  * Fund began operations on September 1, 1995.

                           SIX-MONTH YTD TOTAL RETURN
                                 2.49% (6/30/04)

          BEST QUARTER**                                     WORST QUARTER**
          15.58% 4th Qtr. 1998                         -11.56% 3rd Qtr. 1998

    ** Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

                                                                  5 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------


          The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned Fund shares during the entire period and paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and sold all shares at the end of each period.

          After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

          Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

          This may be particularly true for the period prior to June 28, 2002, which is the date on which Wellington Management assumed day-to-day management of the stocks portion of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets.

USAA Balanced Strategy Fund - 6

------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                                 SINCE INCEPTION
                                    PAST 1 YEAR   PAST 5 YEARS       9/1/95
--------------------------------------------------------------------------------
Return Before Taxes                     19.39%        6.22%           8.99%

Return After
Taxes on  Distributions                 18.87%        4.87%           7.58%

Return After Taxes on  Distributions
and Sale of Fund Shares                 12.75%        4.61%           7.04%
--------------------------------------------------------------------------------

Russell  3000(R) Index*
(reflects no deduction
for fees, expenses, or taxes)           31.06%        0.37%          10.04%+

--------------------------------------------------------------------------------
Lehman  Brothers  U.S.
Aggregate  Bond Index*
(reflects no deduction
for fees, expenses, or taxes)           4.10%         6.62%           7.25%+
--------------------------------------------------------------------------------

Lipper Balanced Funds Index**
(reflects no deduction for taxes)       19.94%        2.95%           8.25%+
--------------------------------------------------------------------------------


* The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

** The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

+     The  performance  of the Russell  3000 Index,  the  Lehman  Brothers  U.S.
     Aggregate Bond Index, and the Lipper Balanced Funds Index is calculated with a commencement date of August 31, 1995, while the Fund's inception date is September 1, 1995. There may be a slight variation in the comparative performance numbers due to this difference.

                                                                  7 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

          CURRENT PRICE AND TOTAL RETURN INFORMATION

          Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund through our USAA.COM web site once you have established Internet access. See page 29 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

          Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.


          ==============================================================
          [ARROW]     FUND NUMBER                                47
          [ARROW]     TICKER SYMBOL                           USBSX
          [ARROW]     NEWSPAPER SYMBOL                      BalStra
          ==============================================================


FEES AND EXPENSES

          This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

          SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

          There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares

USAA Balanced Strategy Fund - 8

------------------------------------------------------------------------------


          and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF THE FUND WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

          ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

          Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses, before reimbursement, during the past fiscal year ended May 31, 2004, and are calculated as a percentage of average net assets (ANA).

              MANAGEMENT     DISTRIBUTION         OTHER         TOTAL ANNUAL
                 FEES        (12B-1) FEES        EXPENSES    OPERATING EXPENSES
            ====================================================================
                .76%a            None              .57%            1.33%b,c

          a A performance fee adjustment increased the base management fee of 0.75% by 0.01% for the most recent fiscal year.

          b Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. Total Annual Operating Expenses of the Fund reflect total expenses excluding fee offset arrangements. For the fiscal year ended May 31, 2004, these fee offset arrangements decreased the total annual operating expense ratio by 0.02%.

          c We have voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 1.00% of the Fund's ANA, excluding credits from fee offset arrangements, and to reimburse the Fund for all expenses in excess of this amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:


                                                  Actual Total Annual
               Total Annual                        Operating Expenses
                Operating       Reimbursement       After Expenses
                                  From IMCO          Reimbursement
              ===========================================================
                 1.33%              .33%                 1.00%


                                                                  9 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------
                   ======================================================
                     [ARROW] 12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE
                             FEES TO PAY FOR ADVERTISING AND OTHER COSTS
                             OF SELLING FUND SHARES.
                   ======================================================

          EXAMPLE

          This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement or fee offset arrangement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
                      ====================================================
                          $135          $421         $729        $1,601


FUND INVESTMENTS

          PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

          The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

             ===========================================================
                                               PERCENTAGE TARGET RANGE
              INVESTMENT CATEGORY                    OF NET ASSETS
             -----------------------------------------------------------
               Stocks                                   30 - 70%
               Bonds and Money Market Instruments       30 - 70%
             ===========================================================

          The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges without prior written notice to shareholders. In addition, we may go out-

USAA Balanced Strategy Fund - 10

----------------------------------------------------------------------------

          side the ranges on a temporary defensive basis whenever we believe it is in the best interest of the Fund and its shareholders.

          [ARROW] WHY ARE STOCKS AND BONDS MIXED IN THE SAME FUND?

          From time to time, the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

          [ARROW]  WHY  WERE  THESE  INVESTMENT  CATEGORIES  AND  TARGET  RANGES
          SELECTED?

          The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Stocks provide the potential for long-term capital growth while bonds provide the potential for high current income. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

          However, as a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

          [ARROW]   WHAT ACTIONS ARE TAKEN TO KEEP THE FUND'S ASSET  ALLOCATIONS
          WITHIN THE TARGET RANGES?

          If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter.

                                                                 11 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------


          In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 65% in stocks and 35% in bonds and money market instruments. During the quarter, due to market returns, the Fund's portfolio could hold 75% in stocks and 25% in bonds and money market instruments. In this case, we would sell stocks and use the proceeds to buy bonds or money market instruments to bring the stocks and bonds back to within their target ranges.

          REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

          MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

          STOCKS

          [ARROW] WHAT TYPES OF STOCKS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          Wellington Management will invest the stocks investment category of the Fund's portfolio primarily in domestic common stocks. To a much lesser extent, the portfolio may include some foreign stocks and real estate investment trusts (REITs).

          STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods

USAA Balanced Strategy Fund - 12

----------------------------------------------------------------------------

          when stock prices generally go down. Stocks tend to be more volatile than bonds.

          [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL STOCKS MADE?

          Wellington Management will consider purchasing stocks that exhibit the following characteristics:

          * Superior market positions

          * Positive financial momentum accompanied by strong fundamentals

          * Sustainable revenue and earnings growth

          * High-quality management team

          * Attractive valuation

          Each company held by the Fund is continually monitored to ensure its fundamental attractiveness. Stocks will be considered for sale from the portfolio when they exhibit a decreasing trend in earnings growth, when the downside risk equals the upside potential, or when the stock reaches Wellington Management's target valuation.

          BONDS AND MONEY MARKET INSTRUMENTS

          [ARROW] WHAT TYPES OF BONDS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          Bonds must be investment grade at the time of purchase and may include, but are not limited to, any of the following:

          * obligations of the U.S. government, its agencies and instrumentalities

          * mortgage-backed securities

          * asset-backed securities

          * corporate debt securities, such as notes and bonds

          * debt securities of real estate investment trusts

          * obligations of state and local governments and their agencies and instrumentalities

          * Eurodollar obligations

                                                                 13 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

          * Yankee obligations

          * synthetic instruments

          * other debt securities

          INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

          For a further description of the investment policies and the types of securities in which the Fund's assets may be invested, see APPENDIX A on page 43.

          [ARROW] WHAT ARE CONSIDERED INVESTMENT-GRADE SECURITIES?

          Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following rating agencies:

                                LONG-TERM                SHORT-TERM
          RATING AGENCY       DEBT SECURITIES          DEBT SECURITIES
          -----------------------------------------------------------------
          Moody's Investors                            At least  Prime-3
          Service             At least BBB3            or MIG 3/VMIG 3

          Standard & Poor's                            At least A-3
          Ratings Group       At least BBB-            or SP-2

          Fitch Ratings       At least BBB-            At least F3

          Dominion Bond
          Rating Service      At least Baa low         At least R-2 low

          If unrated by these agencies, we must determine that the securities are of equivalent investment quality. You will find a complete

USAA Balanced Strategy Fund - 14

-----------------------------------------------------------------------------

          description of the above debt ratings in the Fund's statement of additional information.

          CREDIT RISK. The fixed-income securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed-income instrument such as a bond will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

          [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

          We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

          [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL BONDS MADE?

          We buy bonds that represent value in current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of

                                                                 15 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

          these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or determine that an attractive replacement security is available.

          [ARROW] WHAT TYPES OF MONEY MARKET INSTRUMENTS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          The money market instruments included in the Fund's portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include, but are not limited to, any of the following:

          *    obligations   of   the   U.S.   government,   its  agencies   and
               instrumentalities

          *    repurchase agreements collateralized by the foregoing obligations

          *    commercial paper or other short-term corporate obligations

          *    certificates of deposit

          *    bankers' acceptances

          *    money markets funds

          *    short-term investment funds

          *    variable rate-demand notes

          *    other suitable obligations

          For additional information about investment policies and the types of securities in which the Fund's assets may be invested, see APPENDIX A on page 43.


FUND MANAGEMENT

          USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institu-

USAA Balanced Strategy Fund - 16

-----------------------------------------------------------------------------


          tion.  Our mailing  address is P.O. Box 659453,   San  Antonio,  Texas
          78265-9825.

          =================================================================
          [ARROW]    TOTAL ASSETS UNDER MANAGEMENT
                     BY USAA INVESTMENT MANAGEMENT COMPANY
                     APPROXIMATELY $XX BILLION AS OF AUGUST 31, 2004
          =================================================================

          We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees. As part of our management, our investment strategy committee determines the percentages of the Fund's assets to be allocated within the target ranges of the investment categories.

          The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of portions of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval. We also are responsible for the day-to-day investment management of the portion of the Fund that invests in bonds and money market instruments.

          For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund's average net assets.

                                                                 17 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

          The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

          The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

          OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
            RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
           (IN BASIS POINTS) 1               OF THE FUND'S AVERAGE NET ASSETS)
          ====================================================================
               +/- 100 to 400                             +/- 4
               +/- 401 to 700                             +/- 5
               +/- 701 and greater                        +/- 6

          1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

          For the most recent fiscal year, the performance adjustment increased the base management fee by 0.01%.

          We have voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets. We can modify or terminate this arrangement at any time. The investment management fee we received for the fiscal year ended May 31, 2004, including the performance adjustment and reimbursements to the Fund, was equal to 0.43% of average net assets.


USAA Balanced Strategy Fund - 18

-----------------------------------------------------------------------------

          In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

          PORTFOLIO MANAGERS

          BONDS

          Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Bonds investment category since May 2002. She has 24 years of investment management experience and has worked for IMCO for four years. Prior to joining IMCO, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the CFA Institute, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and a BA from Radcliffe College.

          Arnold J. Espe, CFA, vice president of Fixed Income Investments, has co-managed the Bonds and Money Market Instruments investment category since January 2004. Mr. Espe has 19 years of investment management experience and has worked for us for four years. Prior to joining us, he worked for Capital Consultants from June 1999 to March 2000. Mr. Espe earned the Chartered Financial Analyst designation in 1989 and is a member of the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Oregon and a BS from Willamette University.

          STOCKS

          We have entered into an Investment Subadvisory Agreement with Wellington Management, under which Wellington Management provides day-to-day discretionary management of the Fund's stocks investment category in accordance with the Fund's

                                                                19 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

          investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO.

          Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm, which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of August 31, 2004, Wellington Management had investment management authority with respect to approximately $xx billion in assets.

          Wellington Management is compensated directly by IMCO and not by the Fund.

          Matthew E. Megargel, CFA and senior vice president, joined Wellington Management in 1983 as a Global Industry Analyst. He began managing diversified client portfolios in 1990. Mr. Megargel received his BA in Economics from the University of North Carolina -- Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

          CHANGE OF SUBADVISERS

          We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USAA Balanced Strategy Fund - 20

-----------------------------------------------------------------------------

USING MUTUAL FUNDS IN AN
ASSET ALLOCATION PROGRAM

          THE IDEA BEHIND ASSET ALLOCATION

          If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

          Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

          Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return, although there is no assurance that this will be the case.

          Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

                                                                 21 - Prospectus

USAA BALANCED STRATEGY
--------------------------------------------------------------------------------

          USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM

          Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio of USAA mutual funds.

          EXCESSIVE SHORT-TERM TRADING

          Mutual funds are generally intended to be long-term investments. Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing." An example of these practices is purchasing and redeeming fund shares to try to take advantage of time zone differences between when foreign exchanges close and a fund calculates its net asset value (NAV). Because portfolio securities are generally valued using the official closing or last sales price on the primary exchange or market on which they trade, if an event occurs after the closing of that exchange but before a fund calculates its NAV, the official closing or last sales prices may no longer reflect the current value of the securities. If a fund's NAV is understated as a result, investors purchasing shares that day pay a lower price than the shares are worth and if they redeem once the market price of the portfolio securities reflects their current value, they can make a profit at the expense of long-term investors.

          Excessive short-term trading activity can disrupt the efficient management of a fund by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders, or to maintain a larger cash position than they would generally maintain. Frequent purchases and sales of portfolio securities can result in increased transaction costs,

USAA Balanced Strategy Fund - 22

-----------------------------------------------------------------------------

          which would reduce the return to remaining investors, and could trigger capital gains or losses, which could affect the distributions to shareholders. Thus, excessive short-term trading can result in dilution of the value of holdings of long-term investors who do not engage in such activities.

          The USAA family of funds generally are not intended as short-term investment vehicles (except for its money markets funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Although the USAA family of funds discourages short-term trading in its remaining funds, its practices and procedures cannot detect or prevent all short-term trading activity. The Fund's Board of Trustees has adopted policies and procedures that are designed to deter excessive short-term trading without needlessly penalizing BONA FIDE investors. The USAA family of funds interpret excessive short-term trading to be those transactions that could disrupt the efficient management of a particular fund. To deter such trading activities, the USAA family of funds' policies and procedures include:

          * Limiting the number of permissible exchanges out of any fund in the USAA family of funds for each account to six per calendar year (except the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 35.

          * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

          * Each fund (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The Balanced Strategy Fund is currently waiving the fee but may begin charging the fee at any time without prior

                                                                 23 - Prospectus

USAA BALANCED STRATEGY
-----------------------------------------------------------------------------

               notice. For more information, see SHORT-TERM TRADING FEE on page 32.

          * Using a fair value pricing service to assist in establishing the current value of foreign securities held by each of the USAA family of funds. This fair value pricing service provides information regarding the current value of foreign securities, as compared to their closing price, at the time the USAA family of funds calculate their NAV. Using this fair value pricing service is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities, and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA family of funds using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a Fund's NAV.

          MONITORING FOR EXCESSIVE SHORT-TERM TRADING

          The USAA family of funds utilize different methods for enforcing its policies and procedures for deterring and detecting excessive short-term trading activity. The USAA family of funds relies on its transfer agent to monitor for excessive short-term trading. There can be no assurance that our monitoring activities will successfully detect or prevent all excessive short-term trading.

          To enforce its exchange policies, the USAA family of funds monitors a daily report listing exchanges in customer accounts. The USAA family of funds generally will try to notify an investor after execution of the fifth exchange by the investing account for a fund during a calendar year and warn the investor that only one more exchange will be permitted for that fund and account during the remainder of the calendar year. Such notification may not be possible if an investor executes a number of exchanges within a short time period. This written notice is intended as a courtesy only, and does not change the applicability of the Fund's exchange policy to that investor.

USAA Balanced Strategy Fund - 24

-----------------------------------------------------------------------------

          The USAA family of funds' main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In enforcing this policy, the USAA family of funds is concerned with excessive short-term trading activities that can hamper the efficient management of a fund. Thus, the transfer agent's monitoring process generally focuses on large investments or redemptions from funds. In monitoring for excessive short-term trading activity, the USAA family of funds monitors cash inflows and outflows for each fund on a daily basis. Also, large purchases or redemptions that meet a certain threshold amount must be reported to the portfolio manager and investment operations. Because the potential damage to a fund will vary depending on the size of the fund and the types of securities in which it invests, these thresholds vary for each fund. If excessive short-term trading is suspected, the trading activity of an account will be investigated. An investor may be classified as an excessive short-term trader based on a history of short-term transactions or even after one large disruptive purchase and redemption. If any investor is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the account and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges. If the fund's transfer agent, however, detects a pattern of short-term trading activity, it may monitor the account of such an investor and take remedial action even if a particular transaction would not be classified as disruptive to the efficient management of a Fund.

          The USAA family of funds has a limited number of institutional accounts that submit a net order to purchase or redeem fund shares after combining their client orders. The USAA family of funds monitors activity in these institutional accounts and works with each such institutional account to identify accounts engaged in excessive short-term trading activity which can disrupt a fund. Investors engaging in excessive short-term trading through these institutional accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds receive a net order from these institutional accounts, it

                                                                 25 - Prospectus

USAA BALANCED STRATEGY
-----------------------------------------------------------------------------

          must rely on the cooperation of the institutional account to provide information on the trading activity of its clients.

HOW TO INVEST

          OPENING AN ACCOUNT

          You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

          As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

          TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

          If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.


USAA Balanced Strategy Fund - 26

--------------------------------------------------------------------------------

          TAX ID NUMBER

          Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the Internal Revenue Code. See TAXES on page 39 for additional tax information.

          EFFECTIVE DATE

          When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form. The Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
          (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

          The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to accept orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent accepts the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV. The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order, with payment for the order being made on the next business day.

          If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not

                                                                 27 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------


          accept foreign, non-U.S. checks; money orders; traveler's checks; or other similar instruments. In addition, we do not accept cash or coins.

          MINIMUM INVESTMENTS

          INITIAL PURCHASE

          * $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs].

               Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment. We may periodically offer programs that reduce the minimum initial purchase amounts if you elect to make monthly electronic investments.

          ADDITIONAL PURCHASES

          *    $50 per transaction minimum, per account.

               There are no minimum initial or subsequent purchase payment amounts for investments through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

          INVESTART

          * No initial investment if you elect to have monthly electronic investments of at least $20 per transaction, per account.

          HOW TO PURCHASE BY . . .

          INTERNET ACCESS - USAA.COM

          * You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds,


USAA Balanced Strategy Fund - 28

-----------------------------------------------------------------------------

               make redemptions, review account activity, check balances, and more.

          MAIL

          *    To open an account, send your application and check to:

                     REGULAR MAIL:
                     USAA Investment Management Company
                     P.O. Box 659453
                     San Antonio, TX 78265-9825

                     REGISTERED OR EXPRESS MAIL:
                     USAA Investment Management Company
                     9800 Fredericksburg Road
                     San Antonio, TX 78240

          * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                     REGULAR MAIL:
                     USAA Investment Management Company
                     P.O. Box 659453
                     San Antonio, TX 78265-9825

                     REGISTERED OR EXPRESS MAIL:
                     USAA Investment Management Company
                     9800 Fredericksburg Road
                     San Antonio, TX 78240

          BANK WIRE

          * To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

          ELECTRONIC FUNDS TRANSFER (EFT)

          * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for

                                                                 29 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

               these services when opening an account or call 1-800-531-8448 to add these services.

          PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

          * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

          USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

          * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

          USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

          * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

          You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.


USAA Balanced Strategy Fund - 30

-----------------------------------------------------------------------------

          We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

          HOW TO REDEEM BY...

          INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

          *    Access USAA.COM.

          *    Send your written instructions to:

                     REGULAR MAIL:
                     USAA Investment Management Company
                     P.O. Box 659453
                     San Antonio, TX 78265-9825

                     REGISTERED OR EXPRESS MAIL:
                     USAA Investment Management Company
                     9800 Fredericksburg Road
                     San Antonio, TX 78240

                                                                 31 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

          * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

          * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

          * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

          Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/ other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

          USAA BROKERAGE SERVICES

          * Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS


          SHORT-TERM TRADING FEE

          Because the Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these rea-


USAA Balanced Strategy Fund - 32

---------------------=-------------------------------------------------------

          sons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of Fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Fund is currently waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

          Currently, omnibus accounts are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for its clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through omnibus accounts based on the systems capability and cooperation of the omnibus account.

          Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

          ACCOUNT BALANCE

          USAA Shareholder Account Services, the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

                                                                 33 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

          FUND RIGHTS

          The Fund reserves the right to:

          * reject or restrict purchase or exchange orders when in the best interest of the Fund;

          * limit or discontinue the offering of shares of the Fund without notice to the shareholders;

          * calculate the NAV per share on a business day that the NYSE is closed;

          * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

          *    redeem an account with less than $900, with certain  limitations;
               and

          * restrict or liquidate an account when necessary or appropriate to comply with federal law.

EXCHANGES

          EXCHANGE PRIVILEGE

          The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

          Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal


USAA Balanced Strategy Fund - 34

----------------------------------------------------------------------------

          income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          The  Fund  has  undertaken  certain  procedures   regarding  telephone
          transactions as described on page 32.

          EXCHANGE LIMITATIONS

          To minimize fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. The Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See MONITORING FOR EXCESSIVE SHORT-TERM TRADING on page 24.

          For purposes of this policy, all exchanges from the Fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

                                                                 35 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

          * Transactions done under automatic purchase plans and systematic withdrawal plans;

          * Transactions done to meet minimum distribution requirements from retirement accounts; and

          * Transactions done to effect an IRA conversion or redistribution to a different retirement account.

          In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

          SHARE PRICE CALCULATION

          The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

          -----------------------------------------------------------------
                                        TOTAL ASSETS - LIABILITIES
          [ARROW]   NAV PER SHARE  =    ---------------------------
                                             NUMBER OF SHARES
                                                OUTSTANDING
          -----------------------------------------------------------------

          VALUATION OF SECURITIES

          Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the

USAA Balanced Strategy Fund - 36

----------------------------------------------------------------------------

          Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, we and the Subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Subadviser has agreed to notify us of significant events they identify that may materially affect the value of the Fund's foreign securities. If we determine that a particular event would materially affect the value of the Fund's foreign securities, then we, under valuation procedures approved by the Fund's Board of Trustees, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

          Debt securities are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on

                                                                 37 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

          methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

          Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value using valuation procedures approved by the Fund's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

          For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

          DIVIDENDS AND OTHER DISTRIBUTIONS

          The Fund pays net investment income dividends quarterly. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders, when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

          We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distribu-

USAA Balanced Strategy Fund - 38

----------------------------------------------------------------------------

          tions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

          ======================================================================
          [ARROW] NET INVESTMENT  INCOME  DIVIDENDS  PAYMENTS TO SHAREHOLDERS OF
                  INCOME FROM DIVIDENDS AND INTEREST GENERATED BY THE FUND'S INVESTMENTS.

          [ARROW] REALIZED CAPITAL GAIN  DISTRIBUTIONS  PAYMENTS TO SHAREHOLDERS
                  OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
          ======================================================================

          We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

          TAXES

          This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply (1) through 2008 to an individual shareholder's redemption of Fund shares held for more than a year and
          (2) to the Fund's distributions of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

          SHAREHOLDER TAXATION

          Dividends from net investment income and distributions of the excess of short-term capital gains over long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may

                                                                 39 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

          qualify  for  the  70%   dividends-received   deduction  available  to
          corporations.

          Regardless of the length of time you have held Fund shares, distributions of net capital gain (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

          WITHHOLDING

          Federal law requires the Fund to withhold and remit to the U.S. Treasury 28% of (1) net investment income dividends, realized capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to such shareholder who:

          *    underreports dividend or interest income or

          * fails to certify that he or she is not subject to backup withholding.

          To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

          REPORTING

          The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

          SHAREHOLDER MAILINGS

          HOUSEHOLDING

          Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent

USAA Balanced Strategy Fund - 40

----------------------------------------------------------------------------

          financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

          ELECTRONIC DELIVERY

          Log on to USAA.COM and sign up to receive your statements, confirms, financial reports, and prospectuses via the Internet instead of through the mail.


FINANCIAL HIGHLIGHTS

          The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

          The information for the fiscal years ended May 31, 2003 and 2004, has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from June 1, 1999, through May 31, 2002, was audited by another independent public accounting firm.


                                                                 41 - Prospectus

USAA BALANCED STRATEGY FUND
-----------------------------------------------------------------------------

                                          YEARS ENDED MAY 31,
                       ---------------------------------------------------------
                          2004        2003       2002        2001       2000
                       ---------------------------------------------------------

Net asset value at
  beginning of period  $   13.35   $   14.20  $   15.25   $   15.26   $  14.02
                       ---------------------------------------------------------
Income (loss) from
  investment operations:
   Net investment income     .20         .28        .35a,c      .33        .27
   Net realized and
    unrealized gain (loss)  1.37        (.70)      (.40)a,c     .77       1.22

Total from investment
   operations               1.57        (.42)      (.05)       1.10       1.49

Less distributions:
   From net investment
     income                 (.22)       (.29)      (.34)       (.32)      (.25)
   From realized
     capital gains           -          (.14)      (.66)       (.79)        -
                       ---------------------------------------------------------
Total distributions         (.22)       (.43)     (1.00)      (1.11)      (.25)
                       ---------------------------------------------------------
Net asset value at
   end of period       $   14.70   $   13.35  $   14.20   $   15.25   $  15.26
                       =========================================================
Total return (%)*          11.82       (2.71)      (.06)       7.37      10.65

Net assets at
  end of  period (000) $ 522,951   $ 350,842  $ 327,563   $ 184,977   $148,153

Ratio of expenses
   to average net
   assets (%)**             1.00b,d     1.00b,d    1.02b,d     1.23b,d    1.25b

Ratio of expenses
   to average net
   assets, excluding
   reimbursements (%)**     1.33d       1.47d      1.35d      n/a         1.26

Ratio of net investment
   income to average
   net assets (%)**         1.38        2.19       2.41c       2.30       1.92

Portfolio turnover (%)     55.26      113.80      42.34       80.60      87.11


 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.

 **  For the year ended May 31, 2004,  average net assets were  $439,618,000.

a    Calculated using average shares.

 b Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.

c In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no effect on these amounts.

d Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's ratios as follows:

                            (.02%)      (.01%)      -          -          n/a


USAA Balanced Strategy Fund - 42

                                   APPENDIX A
----------------------------------------------------------------------------


THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE BALANCED STRATEGY FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE
INVESTED:

          AMERICAN DEPOSITARY RECEIPTS (ADRS)

          The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

          ASSET-BACKED SECURITIES

          The Fund's assets may be invested in asset-backed securities. Asset-backed securities (ABS) represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities. Such pass-through certificates may include equipment trust certificates
          (ETC) secured by specific equipment such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

          On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

          The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                                                                 43 - Prospectus

                                   APPENDIX A
-----------------------------------------------------------------------------

          EURODOLLAR AND YANKEE OBLIGATIONS

          A portion of the Fund's assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

          GLOBAL DEPOSITARY RECEIPTS (GDRS)

          The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

          FUTURES

          Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a treasury bond or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

          MASTER DEMAND NOTES

          The Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there gener-

USAA Balanced Strategy Fund - 44

----------------------------------------------------------------------------

          ally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

          MONEY MARKET INSTRUMENTS

          The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

          MORTGAGE-BACKED SECURITIES

          The Fund's assets may be invested in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security with

                                                                 45 - Prospectus

                                   APPENDIX A
-----------------------------------------------------------------------------

          prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

          Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities (SMBSs), and commercial mortgage-backed securities interest only securities (CMBS IOs). For more information on mortgage-backed securities, see the statement of additional information.

          MUNICIPAL LEASE OBLIGATIONS

          The Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

          OTHER INVESTMENT COMPANIES

          The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

          PERIODIC AUCTION RESET BONDS

          The Fund's assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

USAA Balanced Strategy Fund - 46

----------------------------------------------------------------------------

          Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

          PUT BONDS

          The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

          REPURCHASE AGREEMENTS

          The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying collateral.

          The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed


                                                                 47 - Prospectus

                                   APPENDIX A
-----------------------------------------------------------------------------

          to or upon demand is, in effect, secured by such obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

          SYNTHETIC INSTRUMENTS

          The Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in the Fund holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that we will not be able to exercise our tender option.

          TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

          The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. The principal value of TIPS periodically adjusts to the rate of inflation. TIPS trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.


USAA Balanced Strategy Fund - 48

----------------------------------------------------------------------------

          VARIABLE-RATE DEMAND NOTES

          The Fund's assets may be invested in securities, which provide the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

          VARIABLE-RATE AND FLOATING-RATE SECURITIES

          The Fund's assets may be invested in variable-rate  and  floating-rate
          securities,   which  bear   interest   at  rates  that  are   adjusted
          periodically to market rates.

          * These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

          * Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

          * The market value of variable-rate or floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.


                                                                 49 - Prospectus

                                   APPENDIX A
-----------------------------------------------------------------------------

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

          The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

          * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

          *    The  Fund  does  not  earn  interest  on  the  securities   until
               settlement, and the market value of the securities may fluctuate between purchase and settlement.

          *    Such securities can be sold before settlement date.

          ASSET COVERAGE

          The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.

          ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Balanced Strategy Fund - 50

                                      NOTES
                                                                 51 - Prospectus

                                      NOTES

USAA Balanced Strategy Fund - 52

                                      NOTES
                                                                 53 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

          If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

          To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Balanced Strategy Fund - 54

                  INVESTMENT            USAA Investment Management Company
                    ADVISER,            P.O. Box 659453
              ADMINISTRATOR,            San Antonio, Texas 78265-9825
                UNDERWRITER,
             AND DISTRIBUTOR


              TRANSFER AGENT            USAA Shareholder Account Services
                                        P.O. Box 659453
                                        San Antonio, Texas 78265-9825


                   CUSTODIAN            State Street Bank and Trust Company
                                        P.O. Box 1713
                                        Boston, Massachusetts 02105


                   TELEPHONE            Call toll free - Central Time
            ASSISTANCE HOURS            Monday - Friday 7 a.m. to 10 p.m.
                                        Saturday 8:30 a.m. to 5 p.m.
                                        Sunday 10:30 a.m. to 7 p.m.



                 FOR ACCOUNT            1-800-531-8448 in San Antonio, 456-7202
                  SERVICING,
               EXCHANGES, OR
                 REDEMPTIONS


             RECORDED MUTUAL            24-Hour Service (from any phone)
           FUND PRICE QUOTES            1-800-531-8066 in San Antonio, 498-8066


                 MUTUAL FUND            (from touch-tone phones only)
           USAA TOUCHLINE(R)            For account balance, last transaction,
                                        fund prices, or to exchange/redeem fund
                                        shares
                                        1-800-531-8777 in San Antonio, 498-8777


             INTERNET ACCESS            USAA.COM



INVESTMENT COMPANY ACT FILE NO. 811-4019

                                                                       [GRAPHIC]
                                                                        Recycled
                                                                         Paper

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26667-1004                                  (C)2004, USAA. All rights reserved.

                                     Part A


                               Prospectus for the
                          Growth and Tax Strategy Fund
                               is included herein

[USAA EAGLE LOGO(R)]



                     USAA   GROWTH and TAX STRATEGY Fund



                     USAA

              Investments


               One of the

           USAA Family of

     No-Load Mutual Funds



                              [GRAPHIC OMITTED]


                              P r o s p e c t u s

--------------------------------------------------------------------------------

           October 1,2004     As with other mutual  funds,  the  Securities  and
                              Exchange    Commission   has   not   approved   or
                              disapproved of this Fund's shares or determined whether this prospectus is accurate or complete.
                              Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?                                          3

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                    3

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?                                               5

FEES AND EXPENSES                                                     10

FUND INVESTMENTS                                                      11

FUND MANAGEMENT                                                       21

USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM                     25

HOW TO INVEST                                                         29

HOW TO REDEEM                                                         34

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS                                             36

EXCHANGES                                                             38

SHAREHOLDER INFORMATION                                               40

FINANCIAL HIGHLIGHTS                                                  44

APPENDIX A                                                            46

ADDITIONAL FUND INFORMATION                                           54


USAA Growth and Tax Strategy Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

          The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power. Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income taxes to shareholders.

          We are the Fund's investment adviser. We manage the bonds and money market instruments investment categories of the Fund. We have retained Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as subadviser for the blue chip stocks investment category of the Fund.

          Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 11 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING
IN THIS FUND?

          The primary risks of investing in this Fund are interest rate risk, credit risk, stock market risk, and management risk.

          * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.
                                                                  3 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the Fund's net asset value and total return.

          IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

          * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

          * STOCK MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline regardless of the success or failure of a company's operations.

          * MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

          Additional risks of the Fund described later in the prospectus are rebalancing risk, the risk of changes in tax laws impacting the Fund's net investment income and realized capital gain distributions, and structural risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

          As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

          An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Growth and Tax Strategy Fund - 4

--------------------------------------------------------------------------------

          You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

          Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

          The  following  bar  chart   illustrates  the  Fund's  volatility  and
          performance from year to year for each full calendar year over the past ten years.

          TOTAL RETURN

          All mutual funds must use the same formula to calculate  TOTAL RETURN.

                 ========================================================
                 [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
                 ========================================================


                                                                  5 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------


[BAR CHART]
                    CALENDAR YEAR       TOTAL RETURN
                         1994                -2.62%
                         1995                22.70%
                         1996                11.12%
                         1997                16.16%
                         1998                11.57%
                         1999                 9.27%
                         2000                -0.66%
                         2001                -8.31%
                         2002                -8.32%
                         2003                15.15%

                           SIX-MONTH YTD TOTAL RETURN
                                 0.59% (6/30/04)


          BEST QUARTER*                                   WORST QUARTER*
          8.57% 4th Qtr. 1998                       -8.21% 3rd Qtr. 2001

          * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

USAA Growth and Tax Strategy Fund - 6

--------------------------------------------------------------------------------

          The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned Fund shares during the entire period and paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income and realized capital gains and sold all shares at the end of each period.

          After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

          Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

          This may be particularly true for the period prior to July 1,2004, which is the date on which Loomis Sayles assumed day-to-day management of the Fund's blue chip stocks investment category.


                                                                  7 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                                        SINCE
                                                                      INCEPTION
                      PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS     1/11/89
--------------------------------------------------------------------------------

Return Before Taxes       15.15%        0.99%           6.10%           7.40%

Return After
Taxes on  Distributions   15.08%        0.84%           5.49%           6.76%

Return After Taxes on
Distributions and Sale
of Fund Shares            10.71%        1.11%           5.33%           6.54%
--------------------------------------------------------------------------------

Russell 1000 Growth(R)
Index* (reflects no
deduction for fees,
expenses, or taxes)       29.75%       -5.11%           9.21%           10.88%+

--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index* (reflects on
deduction for fees,
expenses, or taxes)        5.31%        5.83%           6.03%            7.31%+
-------------------------------------------------------------------------------

Lipper Balanced Funds
Index** (reflects no
deduction for taxes)      19.94%        2.95%           8.27%            9.51%+


 * The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

 ** The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

 + The performance of the Russell 1000 Growth Index, the Lehman Brothers Municipal Bond Index, and the Lipper Balanced Funds Index is calculated with a commencement date of December 31, 1989, while the Fund's inception date is January 11, 1989. There may be a slight variation in the comparative performance numbers due to this difference.

USAA Growth and Tax Strategy Fund - 8

--------------------------------------------------------------------------------

YIELD

          All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation.
          The Fund's 30-day yield for the period ended December 31, 2003, was 2.02%.

          ======================================================================
          [ARROW] YIELD IS THE  ANNUALIZED  NET  INVESTMENT  INCOME FOR THE FUND
                  DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE AT THE END OF THE PERIOD.
          ======================================================================


          CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION

          Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund through our USAA.COM web site once you have established Internet access. See page 32 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

          Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

          ====================================================
          [ARROW]     FUND NUMBER                   53
          [ARROW]     TICKER SYMBOL                 USBLX
          [ARROW]     NEWSPAPER SYMBOL              Gr&TxStr
          ====================================================

                                                                  9 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES

          This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

          SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

          There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF THE FUND WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.


          ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

          Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2004, and are calculated as a percentage of average net assets.

     MANAGEMENT      DISTRIBUTION        OTHER              TOTAL ANNUAL
       FEES          (12B-1) FEES       EXPENSES         OPERATING EXPENSES
--------------------------------------------------------------------------------
       .44%a             None            .36%                   .80%b

a A performance fee adjustment decreased the base management fee of 0.50% by 0.06% for the most recent fiscal year.

b Through fee offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. Total Annual Operating Expenses of the Fund reflect total expenses excluding fee offset arrangements. For the fiscal year ended May 31, 2004, these by 0.01% fee offset arrangements decreased the total annual operating expense ratio by 0.01%.

          ======================================================================
          [ARROW]  12B-1 FEES SOME  MUTUAL  FUNDS  CHARGE  THESE FEES TO PAY FOR
                    ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
          ======================================================================

USAA Growth and Tax Strategy Fund - 10

--------------------------------------------------------------------------------

          EXAMPLE

          This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any fee offset arrangement) remain the same, and (3) you redeem all of your shares at the end of those periods shown.

               1 YEAR         3 YEARS        5 YEARS         10 YEARS
          --------------------------------------------------------------
                 $82            $255           $444            $990


FUND INVESTMENTS

          PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

          The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

          =========================================================
                                          PERCENTAGE TARGET RANGE
          INVESTMENT CATEGORY                OF NET ASSETS
          ---------------------------------------------------------
          Tax-Exempt Bonds and
          Money Market Instruments               50 - 70%

          Blue Chip Stocks                       30 - 50%
          =========================================================

          The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges without prior written notice to shareholders. In addition, we may go outside the ranges on a temporary defensive basis whenever we believe it is in the best interest of the Fund and its shareholders.

                                                                 11 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          [ARROW] WHY ARE STOCKS AND BONDS MIXED IN THE SAME FUND?

          From time to time, the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

          [ARROW]  WHY  WERE  THESE  INVESTMENT  CATEGORIES  AND  TARGET  RANGES
          SELECTED?

          The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Tax-exempt bonds provide income exempt from federal income tax. Blue chip stocks provide the potential for long-term capital growth. Tax-exempt money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

          During normal market conditions, the Fund's assets will be invested so that at least 50% of the Fund's annual income will be exempt from federal personal income tax and excluded from the calculation of federal alternative minimum taxes for individual taxpayers. This policy may only be changed by a shareholder vote.

          However, as a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term taxable or tax-exempt debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.


USAA Growth and Tax Strategy Fund - 12

--------------------------------------------------------------------------------

          [ARROW] HOW WILL THE IMPACT OF FEDERAL INCOME TAXES BE MINIMIZED ON THE FUND'S SHAREHOLDERS?

          The Fund's managers intend to use various techniques to minimize the impact of federal income taxes on the Fund's shareholders while maximizing capital appreciation, including:

          * investing in bonds and similar instruments that provide income which is exempt from federal income tax,

          * investing in a portfolio of blue chip stocks with a low dividend yield,

          * selecting blue chip stocks that the subadviser expects to hold for relatively long periods to minimize the cost of trading and the receipt of capital gains,

          * when selling securities, considering the sale of those with the highest tax cost basis to minimize the receipt of capital gains, and

          * offsetting capital gains with capital losses, if available and appropriate.

          Although the Fund seeks to minimize taxable income and the realization of capital gains, the Fund may nevertheless receive taxable income and realize capital gains from time to time. Additionally, you may owe taxes on realized capital gains, if any, when you redeem your Fund shares.

          CHANGES IN TAX LAWS. The target ranges of securities categories and the techniques for minimizing the impact of taxes are all based on current federal tax law. Any future changes in those laws could result in significant changes in the Fund's investment strategies and techniques.

          [ARROW] WHAT ACTIONS ARE TAKEN TO KEEP THE FUND'S ASSET ALLOCATIONS WITHIN THE TARGET RANGES?

          If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will

                                                                 13 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter.

          In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 55% in tax-exempt bonds and money market instruments, and 45% in blue chip stocks.. During the quarter, a strong stock market coupled with a weak bond market could leave the portfolio with 45% in tax-exempt bonds and money market instruments and 55% in blue chip stocks. In this case, we would sell blue chip stocks and use the proceeds to buy tax-exempt bonds and/or money market instruments to bring the blue chip stocks back to within their target ranges.

          MANAGEMENT RISK. The Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

          REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While every attempt is made to manage the Fund in a tax-exempt manner, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

          TAX-EXEMPT BONDS AND MONEY MARKET INSTRUMENTS

          [ARROW] WHAT ARE TAX-EXEMPT SECURITIES?

          Tax-exempt securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam. They are issued to fund public infrastructure projects such as streets and

USAA Growth and Tax Strategy Fund - 14

------------------------------------------------------------------------------

          highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

          Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities.

          [ARROW] WHAT TYPES OF TAX-EXEMPT SECURITIES ARE INCLUDED IN THE FUND'S PORTFOLIO?

          The Fund's portfolio may include, but is not limited to, any of the following tax-exempt securities:

          * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest;

          * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

          * INDUSTRIAL DEVELOPMENT REVENUE BONDS, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

          * INVERSE FLOATING RATE SECURITIES whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

          * SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. These securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions of a money market fund, some money market securities have

                                                                 15 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

               demand or put features, which have the effect of shortening the maturity of the securities.

          STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

          For a further description about investment policies and the types of securities in which the Fund's assets may be invested, see APPENDIX A on page 46.

          [ARROW] WHAT IS THE WEIGHTED AVERAGE MATURITY OF THE SECURITIES IN THE TAX-EXEMPT BONDS CATEGORY AND HOW IS IT CALCULATED?

          The Tax-Exempt Bonds category includes tax-exempt securities that will have a remaining maturity at the time of purchase of more than one year. Although the weighted average maturity of the securities in this category is not restricted, we expect it to exceed ten years. In determining a security's maturity for purposes of calculating the Fund's weighted average maturity, we may use estimates of the expected time for the security's principal to be paid. This can be substantially shorter than the security's stated final maturity. For a discussion on the method of calculating the weighted average maturity of the Fund's portfolio, see INVESTMENT POLICIES in the statement of additional information.


USAA Growth and Tax Strategy Fund - 16

------------------------------------------------------------------------------

          INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

          [ARROW] WHAT TYPES OF TAX-EXEMPT MONEY MARKET INSTRUMENTS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          The tax-exempt money market instruments in the portfolio are tax-exempt money market funds or debt securities that have remaining stated maturities at the time of purchase of one year or less or are subject to puts or similar demand features resulting in an effective maturity of one year or less.

          [ARROW] WHAT ARE THE CREDIT RATINGS OF THE TAX-EXEMPT SECURITIES?

          First, we will only purchase tax-exempt securities that are considered investment grade. Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following rating agencies:

                                   LONG-TERM                SHORT-TERM
          RATING AGENCY          DEBT SECURITIES          DEBT SECURITIES
          --------------------------------------------------------------------
          Moody's  Investors                              At least Prime-3
          Service                  At least Baa 3         or MIG3/VMIG3

          Standard &  Poor's                              At least A-3
          Ratings Group            At least BBB-          or SP-2

          Fitch Ratings            At least BBB-          At least F3

          Dominion Bond
          Rating Service           At least BBB low       At least R-2 low



                                                                 17 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------


          If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

          And second, at least 50% of the combined total market value of the tax-exempt bonds and tax-exempt money market instruments will be rated within the three highest long-term rating categories by:

          *    Moody's Investors Service (Moody's)

          *    Standard & Poor's Ratings Group (S&P)

          *    Fitch Ratings (Fitch)

          *    Dominion  Bond Rating  Service  Limited  (DBRS)

          or in the highest short-term rating category by:

          *    Moody's,  S&P, Fitch, or DBRS. If unrated by those four agencies,
               we  must   determine   that  the  securities  are  of  equivalent
               investment quality.

          CREDIT RISK. The fixed-income securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed-income instrument such as a bond or money market instrument will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk.
          Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

USAA Growth and Tax Strategy Fund - 18

------------------------------------------------------------------------------

          [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED TO BELOW INVESTMENT GRADE?

          We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

          [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL TAX-EXEMPT SECURITIES MADE?

          We will buy securities that offer an attractive balance of tax-exempt income against credit risk and price volatility. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

          BLUE CHIP STOCKS

          [ARROW] WHAT TYPES OF STOCKS ARE INCLUDED IN THE FUND'S PORTFOLIO?

          Loomis Sayles will invest in common stocks of blue chip companies for long-term growth. A blue chip company is one that has a market capitalization of:

          * at least $500 million and is included in the list of companies that make up the Standard & Poor's 500 Composite Stock Price Index or the Dow Jones Industrial Average,

          *    or at least $1 billion.

          Loomis Sayles may invest up to 5% of the Fund's total assets in blue chip stocks of foreign issuers or in American Depositary Receipts
          (ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

                                                                 19 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

          [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL STOCKS MADE?

          Loomis Sayles' large cap growth investment process is driven by fundamental, bottom-up (I.E., stock specific) analysis of individual companies focusing on management, earnings, and valuation. When deciding to purchase a stock, the portfolio management team looks at a number of different quantitative screens, including the growth rate of a company's long-term earnings; upward revisions to earnings estimates; accelerating or above average revenue growth; and expanding economic profits. The team also analyzes each company's qualitative characteristics including whether the company has market leading products, technology, or services; and whether the company operates in a high-growth market. Additional qualitative factors may include product leadership; franchise value; barriers to entry; low-cost distribution; patent protection; and outstanding management with a demonstrated record of success and a shareholder orientation.

          The team seeks opportunities to invest when it believes that stocks that meet its fundamental criteria are attractively priced. The decision to purchase, modify the weighting, or sell a security is made on a team basis and is unanimous.

          When deciding to sell a stock, the portfolio management team looks at a number of factors, including a company's failure to realize a positive catalyst; deceleration of quarterly sales or earnings; changes in management or management structure; weakening of competitive position; earnings disappointments; aggressive or controversial accounting; and acquisitions or capital investments that the team feels do not make sense. Furthermore, if

USAA Growth and Tax Strategy Fund - 20

------------------------------------------------------------------------------

          there is a decline in the stock price of 25% from its original cost, the company will undergo additional review. The holding may be trimmed or eliminated following this process, depending on the reasons for the stock price decline, although this review does not necessitate a sale.

          For additional information about investment policies and the types of securities in which the Fund's assets may be invested, see APPENDIX A on page 46.


FUND MANAGEMENT

          USAA Investment Management Company serves as the manager of the Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

          ======================================================================
          [ARROW] TOTAL ASSETS UNDER MANAGEMENT
                  BY USAA INVESTMENT MANAGEMENT COMPANY
                  APPROXIMATELY $__ BILLION AS OF AUGUST 31, 2004
          ======================================================================

          We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees. As part of our management, our investment strategy committee determines the percentages of the Fund's assets to be allocated within the target ranges of the investment categories.

          The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of portions of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed,

                                                                 21 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval. We also are responsible for the day-to-day investment management of the portion of the Fund that invests in tax-exempt bonds and tax-exempt money market instruments.

          For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of one-half of one percent (0.50%) of the Fund's average net assets.

          The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

          The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

USAA Growth and Tax Strategy Fund - 22

------------------------------------------------------------------------------

     OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX                  (IN BASIS POINTS AS A PERCENTAGE
      (IN BASIS POINTS) 1                OF THE FUND'S AVERAGE NET ASSETS)
    -----------------------------------------------------------------------
        +/- 20 to 50                                 +/- 4
        +/- 51 to 100                                +/- 5
        +/- 101 and greater                          +/- 6

          1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).


          For the most recent fiscal year, the performance adjustment decreased the base management fee by 0.06%.

          In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

          PORTFOLIO MANAGERS

          TAX-EXEMPT BONDS AND MONEY MARKET INSTRUMENTS

          Clifford A. Gladson, CFA, senior vice president of Fixed Income Investments, has managed the Tax-Exempt Bonds and Money Market Instruments investment category since November 1999. Mr. Gladson has 17 years of investment management experience and has worked for IMCO for 14 years. He earned the Chartered Financial Analyst designation in 1990 and is a member of the CFA Institute, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

          BLUE CHIP STOCKS

          We have entered into an Investment Subadvisory Agreement with Loomis Sayles, under which Loomis Sayles provides day-to-day discretionary management of the Fund's blue chip stocks investment category in accordance with the Fund's investment objective, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO.

                                                                 23 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111. As of June 30, 2004, Loomis Sayles and its advisory affiliates had approximately $xx billion in assets under management.

          Loomis Sayles is compensated directly by IMCO and not by the Fund.

          The blue chip stocks investment category is managed by a team of Loomis Sayles investment professionals with the following individuals as the lead portfolio managers.

          Mark B. Baribeau, CFA, is a vice president and portfolio manager. He has 19 years of investment experience and joined Loomis Sayles in 1989. Mr. Baribeau received a BA from the University of Vermont and an MA from the University of Maryland. He holds a chartered financial analyst designation.

          Pamela Czekanski, CFA, is a vice president and portfolio manager. She joined Loomis Sayles in 1995 and has almost 20 years of investment experience. Ms. Czekanski received a BA from Middlebury College. She also holds a chartered financial analyst designation.

          Richard Skaggs, CFA, is vice president and portfolio manager. Mr. Skaggs has 16 years of investment experience and joined Loomis Sayles in 1994. Mr. Skaggs received a bachelor of science and an MSM from Oakland University. He holds a chartered financial analyst designation.

          CHANGE OF SUBADVISERS

          We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by

USAA Growth and Tax Strategy Fund - 24

------------------------------------------------------------------------------

          IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USING MUTUAL FUNDS IN AN
ASSET ALLOCATION PROGRAM

          THE IDEA BEHIND ASSET ALLOCATION

          If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

          Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

          Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return, although there is no assurance that this will be the case.

                                                                 25 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

          USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM

          Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio of USAA mutual funds.


          EXCESSIVE SHORT-TERM TRADING

          Mutual funds are generally intended to be long-term investments. Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing." An example of these practices is purchasing and redeeming fund shares to try to take advantage of time zone differences between when foreign exchanges close and a fund calculates its net asset value (NAV). Because portfolio securities are generally valued using the official closing or last sales price on the primary exchange or market on which they trade, if an event occurs after the closing of that exchange but before a fund calculates its NAV, the official closing or last sales prices may no longer reflect the current value of the securities. If a fund's NAV is understated as a result, investors purchasing shares that day pay a lower price than the shares are worth and if they redeem once the market price of the portfolio securities reflects their current value, they can make a profit at the expense of long-term investors.

          Excessive short-term trading activity can disrupt the efficient management of a fund by forcing portfolio managers to first buy

USAA Growth and Tax Strategy Fund - 26

------------------------------------------------------------------------------

          and then sell portfolio securities in response to a large investment by short-term traders, or to maintain a larger cash position than they would generally maintain. Frequent purchases and sales of portfolio securities can result in increased transaction costs, which would reduce the return to remaining investors, and could trigger capital gains or losses, which could affect the distributions to shareholders. Thus, excessive short-term trading can result in dilution of the value of holdings of long-term investors who do not engage in such activities.

          The USAA family of funds generally are not intended as short-term investment vehicles (except for its money markets funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Although the USAA family of funds discourages Short-Term trading in its remaining funds, its practices and procedures cannot detect or prevent all short-term trading activity. The Fund's Board of Trustees has adopted policies and procedures that are designed to deter excessive short-term trading without needlessly penalizing BONA FIDE investors. The USAA family of funds interpret excessive short-term trading to be those transactions that could disrupt the efficient management of a particular fund. To deter such trading activities, the USAA family of funds' policies and procedures include:

          * Limiting the number of permissible exchanges out of any fund in the USAA family of funds for each account to six per calendar year (except the money market funds, the USAA Short-Term Bond fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 38.

          * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

          * Each Fund (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's

                                                                 27 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

               redemption proceeds and will be paid directly to the affected fund. The Growth and Tax Strategy Fund is currently waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 36.

          MONITORING FOR EXCESSIVE SHORT-TERM TRADING

          The USAA family of funds utilize different methods for enforcing its policies and procedures for deterring and detecting excessive short-term trading activity. The USAA family of funds relies on its transfer agent to monitor for excessive short-term trading. There can be no assurance that our monitoring activities will successfully detect or prevent all excessive short-term trading.

          To enforce its exchange policies, the USAA family of funds monitors a daily report listing exchanges in customer accounts. The USAA family of funds generally will try to notify an investor after execution of the fifth exchange by the investing account for a fund during a calendar year and warn the investor that only one more exchange will be permitted for that fund and account during the remainder of the calendar year. Such notification may not be possible if an investor executes a number of exchanges within a short time period. This written notice is intended as a courtesy only, and does not change the applicability of the fund's exchange policy to that investor.

          The USAA family of funds' main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In enforcing this policy, the USAA family of funds is concerned with excessive short-term trading activities that can hamper the efficient management of a fund. Thus, the transfer agent's monitoring process generally focuses on large investments or redemptions from funds. In monitoring for excessive short-term trading activity, the USAA family of funds monitors cash inflows and outflows for each fund on a daily basis. Also, large purchases or redemptions that meet a certain threshold amount must be reported to the portfolio manager and investment operations. Because the potential damage to a

USAA Growth and Tax Strategy Fund - 28

------------------------------------------------------------------------------

          fund will vary depending on the size of the fund and the types of securities in which it invests, these thresholds vary for each fund. if excessive short-term trading is suspected, the trading activity of an account will be investigated. An investor may be classified as an excessive short-term trader based on a history of short-term transactions or even after one large disruptive purchase and redemption. If any investor is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the account and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges. If the fund's transfer agent, however, detects a pattern of short-term trading activity, it may monitor the account of such an investor and take remedial action even if a particular transaction would not be classified as disruptive to the efficient management of a fund.

          The USAA family of funds has a limited number of institutional accounts that submit a net order to purchase or redeem fund shares after combining their client orders. The USAA family of funds monitors activity in these institutional accounts and works with each such institutional account to identify accounts engaged in excessive short-term trading activity which can disrupt a fund. Investors engaging in excessive short-term trading through these institutional accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds receive a net order from these institutional accounts, it must rely on the cooperation of the institutional account to provide information on the trading activity of its clients.


HOW TO INVEST

          OPENING AN ACCOUNT

          You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in

                                                                 29 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

          As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

          TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

          If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

          TAX ID NUMBER

          Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the Internal Revenue Code. See TAXES on page 42 for additional tax information.

          EFFECTIVE DATE

          When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form. The Fund's NAV is determined as of the close of


USAA Growth and Tax Strategy Fund - 30

------------------------------------------------------------------------------

          the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

          The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to accept orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent accepts the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV. The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order, with payment for the order being made on the next business day.

          If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instruments, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks; money orders; traveler's checks; or other similar instruments. In addition, we do not accept cash or coins.


          MINIMUM INVESTMENTS

          INITIAL PURCHASE

          * $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs].

               Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per

                                                                 31 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

               pay period with no initial investment. We may periodically offer programs that reduce the minimum initial purchase amounts if you elect to make monthly electronic investments.

          ADDITIONAL PURCHASES

          *    $50 minimum per transaction, per account.

               There are no minimum initial or subsequent purchase payment amounts for investments through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

          INVESTART

          * No initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

          ----------------------------------------------------------------------
          NOTE: THIS FUND IS NOT AVAILABLE FOR AN IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX-EXEMPT.
          ----------------------------------------------------------------------

          HOW TO PURCHASE BY . . .

          INTERNET ACCESS - USAA.COM

          * You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

USAA Growth and Tax Strategy Fund - 32

------------------------------------------------------------------------------

          MAIL

          *    To open an account, send your application and check to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

          * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

          BANK WIRE

          * To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

          ELECTRONIC FUNDS TRANSFER (EFT)

          * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

                                                                 33 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

          PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

          * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

          USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

          * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

          USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

          * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

          You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

          We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date.


USAA Growth and Tax Strategy Fund - 34

------------------------------------------------------------------------------

          If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

          HOW TO REDEEM BY . . .

          INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

          *    Access USAA.COM.

          *    Send your written instructions to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

          * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

          * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

                                                                 35 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
------------------------------------------------------------------------------

          * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

          Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

          USAA BROKERAGE SERVICES

          * Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

          SHORT-TERM TRADING FEE

          Because the fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of Fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Fund is currently waiving the fee altogether but reserves the right to

USAA Growth and Tax Strategy Fund - 36

------------------------------------------------------------------------------

          begin   charging  the  fee  at  any  time  without   prior  notice  to
          shareholders.

          Currently, omnibus accounts are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for its clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through omnibus accounts based on the systems capability and cooperation of the omnibus account.

          Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

          ACCOUNT BALANCE

          USAA Shareholder Account Services, the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); and (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

          FUND RIGHTS

          The Fund reserves the right to:

          * reject or restrict purchase or exchange orders when in the best interest of the Fund;

          * limit or discontinue the offering of shares of the Fund without notice to the shareholders;

          * calculate the NAV per share on a business day that the NYSE is closed;

                                                                 37 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
------------------------------------------------------------------------------

          * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

          *    redeem an account with less than $900, with certain  limitations;
               and

          * restrict or liquidate an account when necessary or appropriate to comply with federal law.

EXCHANGES

          EXCHANGE PRIVILEGE

          The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

          Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE

USAA Growth and Tax Strategy Fund - 38

------------------------------------------------------------------------------

          DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          The  Fund  has  undertaken  certain  procedures   regarding  telephone
          transactions as described on page 35.

          EXCHANGE LIMITATIONS, EXCESSIVE TRADING

          To minimize fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. The Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See MONITORING FOR EXCESSIVE SHORT-TERM TRADING on page 28.

          For purposes of this policy, all exchanges from the Fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

          * Transactions done under automatic purchase plans and systematic withdrawal plans;

          * Transactions done to meet minimum distribution requirements from retirement accounts; and

          * Transactions done to effect an IRA conversion or redistribution to a different retirement account.

          In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

                                                                 39 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

          SHARE PRICE CALCULATION

          The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

          ==============================================================
                                             TOTAL ASSETS - LIABILITIES
          [ARROW]   NAV PER SHARE  =         ---------------------------
                                                  NUMBER OF SHARES
                                                     OUTSTANDING
          ==============================================================

          VALUATION OF SECURITIES

          Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          Debt securities are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on

USAA Growth and Tax Strategy Fund - 40

------------------------------------------------------------------------------

          methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

          Investments in open-end investment companies are valued at their net asset value at the end of each business day.

          Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value using valuation procedures approved by the Fund's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

          For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

          DIVIDENDS AND OTHER DISTRIBUTIONS

          The Fund pays net investment income dividends quarterly. Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Fund may make additional distributions to shareholders, when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

          We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distri-

                                                                 41 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
-----------------------------------------------------------------------------

          butions on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these distributions are subject to taxes.

          ======================================================================
          [ARROW] NET INVESTMENT  INCOME  DIVIDENDS  PAYMENTS TO SHAREHOLDERS OF
                  INCOME FROM DIVIDENDS AND INTEREST GENERATED BY THE FUND'S INVESTMENTS.

          [ARROW] REALIZED CAPITAL GAIN  DISTRIBUTIONS  PAYMENTS TO SHAREHOLDERS
                  OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
          ======================================================================

          We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

          TAXES

          This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions that shareholders receive from the Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply (1) through 2008 to an individual shareholder's redemption of Fund shares held for more than a year and
          (2) to the Fund's distributions of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

          SHAREHOLDER TAXATION

          Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash

USAA Growth and Tax Strategy Fund - 42

------------------------------------------------------------------------------

          or reinvested in additional  shares.  A portion of these dividends may
          qualify  for  the  70%   dividends-received   deduction  available  to
          corporations.

          Regardless of the length of time you have held Fund shares, distributions of net capital gain (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

          Distributions to shareholders derived from tax-exempt interest received by the Fund will be excluded from a shareholder's gross income for federal income tax purposes, provided the Fund meets certain requirements.

          IN CERTAIN INSTANCES, TAX-EXEMPT INTEREST HAS TAX IMPLICATIONS.

          For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

          Distributions of tax-exempt income are considered in computing the portion, if any, of social security and railroad retirement benefits subject to federal and, in some cases, state taxes.

          WITHHOLDING

          Federal law requires the Fund to withhold and remit to the U.S. Treasury 28% of (1) net investment income dividends, realized capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to such shareholder who:

          *    underreports dividend or interest income or

          * fails to certify that he or she is not subject to backup withholding.

          To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the

                                                                 43 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
------------------------------------------------------------------------------

          Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

          REPORTING

          The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

          SHAREHOLDER MAILINGS

          HOUSEHOLDING

          Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

          ELECTRONIC DELIVERY

          Log on to USAA.COM and sign up to receive your statements, confirms, financial reports and prospectuses via the Internet instead of through the mail.


FINANCIAL HIGHLIGHTS

          The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

USAA Growth and Tax Strategy Fund - 44

-----------------------------------------------------------------------------


          The information for the fiscal years ended May 31, 2003 and 2004, has been audited by Ernst & Young LLP, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request. The information relating to the Fund from June 1, 1999, through May 31, 2002, was audited by another independent public accounting firm.

                                             YEARS ENDED MAY 31,
                       ---------------------------------------------------------
                           2004       2003        2002        2001       2000
                       ---------------------------------------------------------
Net asset value at
  beginning of period  $   13.99   $   14.23   $   15.87   $   17.28  $   16.66
                       ---------------------------------------------------------

Income (loss) from
  investment operations:
    Net investment income    .35         .35         .41         .49        .48
    Net realized and
      unrealized gain (loss) .62        (.17)      (1.60)      (1.42)       .61
                       ---------------------------------------------------------
Total from investment
  operations                 .97         .18       (1.19)       (.93)      1.09
                       ---------------------------------------------------------
Less distributions:
  From net investment
    income                  (.34)       (.37)       (.45)       (.48)      (.47)
  From realized
    capital gains           (.01)       (.05)         -         -           -
                       ---------------------------------------------------------
Total distributions         (.35)       (.42)       (.45)       (.48)      (.47)
                       ---------------------------------------------------------

Net asset value at
  end of period        $   14.61   $   13.99   $   14.23   $   15.87  $   17.28
                       =========================================================

Total return (%)*           6.96        1.46       (7.59)      (5.47)      6.62

Net assets at
  end of period (000)  $ 186,759   $ 186,929   $ 205,108   $ 238,813  $ 263,592

Ratio of expenses
  to average net
  assets (%)**               .80a        .91a        .83a        .70a       .71

Ratio of net investment
  income to average net
  assets (%)**              2.41        2.67        2.75        2.91       2.80

Portfolio turnover (%)     43.22       52.38       31.81       35.69      66.43


 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.

 **  For the year ended  May 31,  2004,  average  net assets were  $189,366,000.

 a Reflects total expenses excluding any expenses paid indirectly, which decreased the Fund's ratios as follows:
                            (.01%)      -           (.02%)      (.01%)     n/a


                                                                 45 - Prospectus

                                   APPENDIX A
------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE GROWTH AND TAX STRATEGY FUND AND TYPES OF SECURITIES IN WHICH THE FUND'S ASSETS MAY BE
INVESTED:

          AMERICAN DEPOSITARY RECEIPTS (ADRS)

          The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

          GLOBAL DEPOSITARY RECEIPTS (GDRS)

          The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

          INVERSE FLOATING RATE SECURITIES

          Up to 10% of the Fund's net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

          MUNICIPAL LEASE OBLIGATIONS

          The Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

USAA Growth and Tax Strategy Fund - 46

                                   APPENDIX A
-----------------------------------------------------------------------------

          OTHER INVESTMENT COMPANIES

          The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

          PERIODIC AUCTION RESET BONDS

          The Fund's assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

          Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

          PUT BONDS

          The Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under the Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

                                                                 47 - Prospectus

-----------------------------------------------------------------------------

          SYNTHETIC INSTRUMENTS

          The Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in the Fund holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

          VARIABLE-RATE DEMAND NOTES

          The Fund's assets may be invested in securities, which provide the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.


USAA Growth and Tax Strategy Fund - 48

                                   APPENDIX A
-----------------------------------------------------------------------------

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

          The Fund's assets may be invested in debt securities offered on a when-issued and delayed-delivery basis.

          * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

          *    The  Fund  does  not  earn  interest  on  the  securities   until
               settlement, and the market value of the securities may fluctuate between purchase and settlement.

          *    Such securities can be sold before settlement date.

          ASSET COVERAGE

          The Fund's assets may be invested, as described above, in when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these securities.

          ZERO COUPON BONDS

          The Fund's assets may be invested in zero coupon bonds.

          * A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures.

          * The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment.

          * In calculating its dividend, the Fund records as income the daily amortization of the purchase discount.

          ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 49 - Prospectus

                                      NOTES

USAA Growth and Tax Strategy Fund - 50

                                      NOTES
                                                                 51 - Prospectus

                                      NOTES

USAA Growth and Tax Strategy Fund - 52

                                      NOTES

                                                                 53 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
-----------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

          If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

          To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.


USAA Growth and Tax Strategy Fund - 54

                  INVESTMENT            USAA Investment Management Company
                    ADVISER,            P.O. Box 659453
              ADMINISTRATOR,            San Antonio, Texas 78265-9825
                UNDERWRITER,
             AND DISTRIBUTOR


              TRANSFER AGENT            USAA Shareholder Account Services
                                        P.O. Box 659453
                                        San Antonio, Texas 78265-9825


                   CUSTODIAN            State Street Bank and Trust Company
                                        P.O. Box 1713
                                        Boston, Massachusetts 02105


                   TELEPHONE            Call toll free - Central Time
            ASSISTANCE HOURS            Monday - Friday 7 a.m. to 10 p.m.
                                        Saturday 8:30 a.m. to 5 p.m.
                                        Sunday 10:30 a.m. to 7 p.m.


                 FOR ACCOUNT            1-800-531-8448 in San Antonio, 456-7202
                  SERVICING,
               EXCHANGES, OR
                 REDEMPTIONS


             RECORDED MUTUAL            24-Hour Service (from any phone)
           FUND PRICE QUOTES            1-800-531-8066 in San Antonio, 498-8066


                 MUTUAL FUND            (from touch-tone phones only)
           USAA TOUCHLINE(R)            For account balance, last transaction,
                                        fund prices, or to exchange/redeem fund
                                        shares
                                        1-800-531-8777 in San Antonio, 498-8777


             INTERNET ACCESS            USAA.COM


INVESTMENT COMPANY ACT FILE NO. 811-4019

                                                                       [GRAPHIC]
                                                                        Recycled
                                                                         Paper

------------------------------------------------------------------------------
[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
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Receive this document
and others electronically.
Sign up at USAA.COM.

------------------------------------------------------------------------------

[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES


23444-1004                                  (C)2004, USAA. All rights reserved.

                                     Part B


                   Statement of Additional Information for the
              Balanced Strategy Fund, Growth and Tax Strategy Fund,
          Precious Metals and Minerals Fund, Cornerstone Strategy Fund,
                      Emerging Markets Fund, International
                    Fund, World Growth Fund, GNMA Trust, and
                     Treasury Money Market Trust is included
                                     herein

[USAA
EAGLE
LOGO (R)]


USAA                                                              STATEMENT OF
INVESTMENT                                              ADDITIONAL INFORMATION
TRUST                                                          OCTOBER 1, 2004


                              USAA INVESTMENT TRUST
--------------------------------------------------------------------------------


     USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of nine no-load mutual funds which are described in this Statement of Additional Information (SAI): the Growth and Tax Strategy Fund, Balanced Strategy Fund, Precious Metals and Minerals Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (collectively, the Funds). Each Fund is classified as diversified.

     You may obtain a free copy of the prospectus dated October 1, 2004, for each Fund by writing to USAA Investment Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with each Fund's prospectus.

     The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended May 31, 2004, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS
PAGE

2        Valuation of Securities
3        Conditions of Purchase and Redemption
3        Additional Information Regarding Redemption of Shares
4        Investment Plans
6        Investment Policies
19       Investment Restrictions
22       Portfolio Transactions
25       Description of Shares
26       Tax Considerations
29       Trustees and Officers of the Trust
36       The Trust's Manager
44       General Information
44       Appendix A - Long-Term and Short-Term Debt Ratings

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. New Year's Day 2005 falls on a Saturday, but the NYSE will be open for trading on both Friday, December 31, 2004, and Monday, January 3, 2005. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

     The value of securities of each Fund (except the Treasury Money Market Trust) is determined by one or more of the following methods:


     Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the price of certain foreign securities held by a Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in the value of a Fund's foreign securities. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect the value of a Fund's foreign securities. The Subadvisers have agreed to notify the Manager of significant events they identify that may materially affect the value of a Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund's foreign securities, then the Manager, under valuation procedures approved by the Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

     Debt securities are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

     Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price.

     Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund, are valued in good faith at fair value using valuation procedures approved by the Board of Trustees. Valuing securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

     The value of the Treasury Money Market Trust's securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Trust would receive upon the sale of the instrument.

     The valuation of the Treasury Money Market Trust's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Trustees has established procedures designed to stabilize the Treasury Money Market Trust's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to the Manager or another party, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your accounts as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in your Fund's portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

     The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to your last known address.

     The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

     For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Treasury Money Market Trust may request that checks be issued for their accounts. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of the Treasury Money Market Trust will be sent only to the person(s) in whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of a check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of the account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston Safe), governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Trust, the Transfer Agent, and Boston Safe each reserve the right to change or suspend the check-writing privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

REDEMPTION BY BILL PAY

Shareholders in the Treasury Money Market Trust may request through USAA.COM that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

                                INVESTMENT PLANS


The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place either on the business day immediately before or after the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.


AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account. For the Cornerstone Strategy Fund and Balanced Strategy Fund, the minimum monthly addition is $20.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT  PURCHASE  SERVICE - The periodic  purchase of shares through  electronic
funds  transfer  from  a   non-govern-mental   employer,   an   income-producing
investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDs - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association
(USAA).  You also may elect to have such  withdrawals  invested in another  USAA
Fund.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

     TAX-DEFERRED RETIREMENT PLANS (not available in the Growth and Tax Strategy
Fund)

     Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of USAA Investment Trust and USAA Mutual Fund, Inc.

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P.O.Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

                               INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in each Fund's prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

TEMPORARY DEFENSIVE POLICY

Each Fund (except the Treasury Money Market Trust) may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper and other corporate debt obligations.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund, except the GNMA Trust and the Treasury Market Trust, may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund, except the GNMA Trust and the Treasury Money Market Trust, may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Balanced Strategy, Cornerstone Strategy, and Growth and Tax Strategy Funds may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor; (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitation applicable to each Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Adviser or the applicable Subadviser will, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Adviser or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Adviser or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Adviser or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Adviser or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITY

Weighted average maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument being valued in the market as though it has the earlier maturity.

     Finally, for purposes of calculating the portfolio weighted average maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager or applicable Subadviser, the periodic interest reset features will result in the instrument being valued in the market as though it has the earlier maturity.

     The Treasury Money Market Trust will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

EURODOLLAR AND YANKEE OBLIGATIONS

A portion of the Balanced Strategy and Cornerstone Strategy Funds' assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

MASTER DEMAND NOTES

The Balanced Strategy and Cornerstone Strategy Funds' assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

PERIODIC AUCTION RESET BONDS

The Balanced Strategy, Cornerstone Strategy, and Growth and Tax Strategy Funds may invest in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of each Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

     Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

SYNTHETIC INSTRUMENTS


The Balanced Strategy, Cornerstone Strategy, and Growth and Tax Strategy Funds may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt statues. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

PUT BONDS

The Balanced Strategy, Cornerstone Strategy, and Growth and Tax Strategy Funds assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under the Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust's Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Trust equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

BRADY BONDS AND EMERGING MARKET DEBT

The Emerging Markets Fund may invest in Brady Bonds and public and private sector debt and fixed income instruments of emerging market issuers. Brady Bonds are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities have from time to time been subject to disruption, the Manager and applicable Subadviser will monitor, on a continuous basis, the liquidity of Brady Bonds held in the Fund's portfolio.

CONVERTIBLE SECURITIES

The Cornerstone Strategy, Precious Metals and Minerals, Emerging Markets, International, World Growth Funds may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FOREIGN SECURITIES

Each Fund, except the GNMA and Treasury Money Market Trusts, may invest their assets in foreign securities purchased in either foreign or U.S. markets, including  American  Depositary  Receipts (ADRs) and Global Depositary  Receipts
(GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

     Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds' investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

     For the Funds investing in securities of foreign issuers presents certain other risks not present in domestic investments, including different accounting, reporting, and disclosure requirements for foreign issuers, possible political or social instability, including policies of foreign governments which may affect their respective equity markets, and foreign taxation requirements including withholding taxes.

FORWARD CURRENCY CONTRACTS

Each Fund, except the GNMA and Treasury Money Market Trusts, may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Funds may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Funds to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Funds are obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Funds are obligated to deliver. The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

     Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID SECURITIES

The Balanced Strategy, Growth and Tax Strategy, Cornerstone Strategy, Precious Metals and Minerals, Emerging Markets, International, and World Growth Funds, and the GNMA Trust may invest up to 15%, and the Treasury Money Market Trust may invest up to 10%, of their respective net assets, in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which a Fund has valued the securities.

VARIABLE-RATE DEMAND NOTES

Each Fund (except the Precious Metals and Minerals, Emerging Markets, World Growth, and International Funds) may invest in securities that provide the right, on any business day, to sell the securities at face value on either that day or within a specified time period (generally seven days or less). The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.

VARIABLE-RATE AND FLOATING-RATE SECURITIES

The Cornerstone Strategy and Balanced Strategy Funds may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way that other debt securities held in the Funds' portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.

     On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES (STRIPS)

The Treasury Market Trust may invest in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities, that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

The Balanced Strategy and Cornerstone Strategy Funds, and the GNMA Trust may invest in treasury inflation-pro-tected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Balanced Strategy, Cornerstone Strategy, and World Growth Funds may invest a portion of their assets in equity securities of REITs, the Funds may also be subject to certain risks associated with direct investments in real estate. In addition, the Balanced Strategy Fund may invest a portion of its assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in these securities. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. The tax-exempt income earned on these investments will be taxable to the Funds' shareholders (other than shareholders of the Growth and Tax Strategy Fund) when distributed to them.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), and Dominion Bond Rating Service Limited (Dominion) represent their opinions of the quality of the securities rated by them (see Appendix A). It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager or the applicable Subadviser to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Such investments would be made primarily for their capital appreciation potential.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, I.E., "money market" funds. In addition, each Fund (except the Treasury Money Market Trust) may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

MORTGAGE-BACKED SECURITIES

The Balanced Strategy and Cornerstone Strategy Funds, and GNMA Trust may invest in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

     The Balanced Strategy and Cornerstone Strategy Funds and GNMA Trust may also invest in mortgage-backed securities that include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities (SMBSs), commercial mortgage-backed securities interest only (CMBS IOs), and mortgage dollar rolls.

     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect a Fund's return on these investments. CMOs may also be less marketable than other securities.

     CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

     SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets for these types of securities are not as developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     CMBS IOs are similar to the SMBSs described above, but are contrasted by being backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. Therefore, they generally have less prepayment risk than SMBSs, and are also less sensitive to interest rate changes. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield. The Funds will only purchase CMBS IOs rated AA and higher.

     In mortgage dollar roll transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

ZERO COUPON BONDS

The Growth and Tax Strategy, Balanced Strategy, and Cornerstone Strategy Funds and the GNMA Trust may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value("original revenue discount"), makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its income, the Fund accrues the daily amortization of the original issue discount.

DERIVATIVES

Each Fund (except the Treasury Money Market Trust) may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving each Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

     The Manager or the applicable Subadviser may enter into derivative positions for each Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES


The Growth and Tax Strategy Fund may invest up to 10% of its net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in underlying municipal bonds (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income a Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities price volatility.

FUTURES CONTRACTS

Each Fund (other than the Treasury Money Market Trust) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

The Balanced Strategy and Emerging Markets Funds, and the GNMA Trust may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

Each Fund (except the Treasury Money Market Trust) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

As noted above, a Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of each Fund's non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

SWAP ARRANGEMENTS

Each Fund (except the Treasury Money Market Trust) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     Each Fund (except the Treasury Money Market Trust) may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

ASSET-BACKED SECURITIES

The Balanced Strategy and Cornerstone Strategy Funds and the GNMA Trust may invest in asset-backed securities. Asset-backed securities (ABS) represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. With respect to the Funds such pass-through certificates may include equipment trust certificates
(ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

     On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MORTGAGE DOLLAR ROLLS

The Balanced Strategy and Cornerstone Strategy Funds and the GNMA Trust may invest in mortgage dollar rolls. In these transactions, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by the Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund's outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

     Under the restrictions, each of the Growth and Tax Strategy, Cornerstone Strategy, Precious Metals and Minerals, International, and World Growth Funds may not:

     (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     (2) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

     (3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory under writer in the distribution of any restricted securities or not readily marketable securities.

     (4) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

     (5) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or devel opment programs, except that it may purchase securities of issuers whose principal business activities fall within such areas in accordance with its investment objectives and policies.

     (6) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by a Fund upon original issuance thereof shall be deemed to be without value.

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of compa nies that deal in real estate or are engaged in the real estate business.

     (8) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and other similar instruments.

     (9) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

     (10) Change the nature of its business so as to cease to be an investment company.

     (11) Issue senior securities, except as permitted under the 1940 Act.

     (12) Invest 25% or more of its total assets in one industry, except that such restriction shall not apply to the Precious Metals and Minerals Fund.

For purposes of restriction 7 above, interests in publicly traded Real Estate Investment Trusts (REITs) are not deemed to be real estate or partnership interests therein.

Each of the GNMA and Treasury Money Market Trusts may not:

     (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     (2) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

     (3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

     (4) Change the nature of its business so as to cease to be an investment company.

     (5)  Issue senior securities, except as permitted under the 1940 Act.

     (6) Purchase or sell real estate, commodities or commodity contracts, except that the GNMA Trust may invest in financial futures contracts and options thereon.

     (7) Purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The Emerging Markets Fund may not:

     (1) Borrow money, except that it may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrow ings), nor will it purchase securities when its borrowings exceed 5% of its total assets.

     (2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

     (3)  Issue senior securities, except as permitted under the 1940 Act.

     (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory under writer in the distribution of any restricted securities or not readily marketable securities.

     (5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

     (6)  Purchase  or sell  commodities,  except  that the Fund may  invest  in
          financial   futures   contracts,   options   there  on,  and   similar
          instruments.

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

The Balanced Strategy Fund may not:

     (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     (2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

     (3)  Issue senior securities, except as permitted under the 1940 Act.

     (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

     (5) Lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

     (6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     With respect to each Fund's concentration policies as described, the Manager and Subadvisers, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's, Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds. In addition, the Cornerstone Strategy Fund may not concentrate investments in any one industry, although it may invest up to 25% of the value of its total assets in one industry; the U.S. Stocks, International Stocks, and Bonds and Money Market Instruments investment categories are not considered industries for this purpose.

     Each of the following funds has an investment policy that requires it to invest at least 80% of its assets in the type of security suggested by its name:
Emerging Markets Fund invests at least 80% of its assets in equity securities of emerging market companies; Precious Metals and Minerals Fund invests at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds; and GNMA Trust invests at least 80% of its assets in Government National Mortgage Association (GNMA) securities backed by the full faith and credit of the U.S. government. To the extent required by SEC rules, each such policy may be changed only upon 60 days' written notice to the applicable Fund's shareholders.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager or the applicable Subadviser, subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere. In addition, the Manager or the applicable sub-adviser may effect certain "riskless principal" transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager and through affiliated brokers of the applicable Subadviser. The Trust's Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Trust's Board of Trustees has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     The Trustees of each Fund have approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager and/or a Subadviser participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate of the Manager and/or a Subadviser in connection with such underwritings. In addition, for underwritings where the Manager and/or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things,
limit  the  amount  of  securities   that  the  Funds  could   purchase  in  the
underwritings.

     In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research and brokerage services to the Manager or the applicable Subadviser as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services may also be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sell-
ers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager or the applicable Subadviser may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager or the applicable Subadviser, it may tend to reduce the Manager's or the applicable Subadviser's costs.

     In return for such services, a Fund may pay to a broker a "higher commission" (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

     The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with whom it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager or the applicable Subadviser considers whether the broker-dealer has generally provided the Manager or the applicable Subadviser with the best overall terms available, which includes obtaining the best available price and most favorable execution.

     To the extent permitted by applicable law, and in all instances subject to the Funds' policies regarding best execution, the Manager or the applicable Subadvisers may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses. The applicable Subadviser may use step-out trades where the executing broker-dealer agrees to step-out a portion of a larger trade to the commission recapture broker-dealer to facilitate the commission recapture arrangement.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadviser). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager or the applicable Subadviser's other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

     The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

     During the fiscal year ended May 31, 2004, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of the regular broker-dealers.

                                               VALUE OF SECURITIES
    REGULAR BROKER-DEALER                       AS OF MAY 31, 2004

Banc One Corp.
  Balanced Strategy                               $ 3,614,000
  Cornerstone Strategy                            $ 8,367,000
Bank of America Corp.
  Cornerstone Strategy                            $20,783,000
  Balanced Strategy                               $ 8,970,000
Citigroup Inc.
  Balanced Strategy                               $10,514,000
  Cornerstone Strategy                            $24,122,000
  Growth and Tax Strategy                         $   881,000
  World Growth                                    $ 4,225,000
Credit Suisse
  Cornerstone Strategy                            $ 5,149,000
  International                                   $ 7,710,000
  World Growth                                    $ 3,407,000
Goldman Sachs Group Inc.
  Growth and Tax Strategy                         $ 1,096,000
JP Morgan Chase & Co.
  Cornerstone Strategy                            $ 7,888,000
  Balanced Strategy                               $ 3,628,000
Merrill Lynch & Co.
  Balanced Strategy                               $ 5,316,000
  Cornerstone Strategy                            $12,292,000
  Growth and Tax Strategy                         $ 1,206,000
  Morgan Stanley Balanced Strategy                $   921,000
UBS AG
  Cornerstone Strategy                            $ 6,401,000
  International                                   $ 8,864,000
  World Growth                                    $ 4,531,000
Wachovia Corp.
  Balanced Strategy                               $ 2,412,000

BROKERAGE COMMISSIONS

During the last three fiscal years ended May 31, the Funds paid the following brokerage fees:

FUND                                2002            2003               2004
Growth and Tax Strategy         $    45,057    $    96,848(a)      $   126,710
Balanced Strategy               $   174,702    $   885,849(a)      $   624,223
Cornerstone Strategy            $ 1,361,171    $ 4,065,663(a)      $ 2,561,227
Precious Metals and Minerals    $   211,834    $   287,508         $   576,090b
Emerging Markets                $   780,910    $   307,588         $   383,941
International                   $   768,210    $ 1,809,313(a)      $   839,628
World Growth                    $   469,454    $ 1,567,735(a)      $   439,393

     (a) The change of investment management during the fiscal year 2003 resulted in a repositioning of the portfolio. The repositioning led to an increase in brokerage fees.

     (b)  An increase in Fund assets resulted in an increase in brokerage fees.

     During the last three fiscal years ended May 31, the Funds paid no affiliated brokerage fees to USAA Brokerage Services, an affiliated discount brokerage service of the Manager.

     The Manager or the applicable Subadviser directed a portion of each Fund's brokerage transactions to certain broker-dealers that provided the Manager or the applicable Subadviser with research, analysis, advice, and similar services. For the fiscal year ended May 31, 2004, such brokerage transactions and related commissions and/or underwriting concessions amounted to the following:

                                      COMMISSIONS/           TRANSACTION
          FUND                   UNDERWRITING CONCESSIONS      AMOUNTS

Growth and Tax Strategy               $  48,077              $  30,691,759
Balanced Strategy                     $ 163,656              $ 113,480,748
Cornerstone Strategy                  $ 523,629              $ 340,094,351
Precious Metals and Minerals          $    -                 $       -
International                         $  56,467              $  30,131,897
World Growth                          $  32,552              $  18,215,723
Emerging  Markets                     $    -                 $       -

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund's portfolio appropriate in view of its investment objective(s). Ordinarily, a Fund will not purchase or sell securities solely to achieve short-term trading profits, although a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective(s). The Growth and Tax Strategy Fund, however, may also purchase and sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

     For the last two fiscal years ended May 31, the Funds' portfolio turnover rates were as follows:

     FUND                                     2003         2004

   Growth and Tax Strategy                   52.38%       43.22%
   Balanced Strategy                        113.80%*      55.26%
   Cornerstone Strategy                     131.07%*      90.94%
   Precious Metals and Minerals              31.39%       27.09%
   Emerging Markets                         140.89%*      75.67%
   International                            148.14%*      58.70%
   World Growth                             138.42%*      56.13%
   GNMA Trust                                74.64%       58.53%

   * The change of investment management during the fiscal year 2003 resulted in a repositioning of the portfolio. The repositioning led to an increase in trading and portfolio turnover.

                              DESCRIPTION OF SHARES

The Funds are series of the Trust and are diversified. The Trust is an open-end management investment company established under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement), dated June 2, 1995, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Nine such portfolios have been established, which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Trust. The Cornerstone Strategy Fund was established May 9, 1984, by the Board of Trustees and commenced public offering of its shares on August 15, 1984. The Precious Metals and Minerals (formerly Gold) Fund was established May 9, 1984, by the

Board of Trustees and commenced public offering of its shares on August 15, 1984. The International Fund, established on November 4, 1987, commenced public offering of its shares on July 11, 1988. The Growth and Tax Strategy Fund was established on November 3, 1988, and commenced public offering of its shares on January 11, 1989. On November 7, 1990, the Board of Trustees established the GNMA Trust and Treasury Money Market Trust and commenced public offering of their shares on February 1, 1991. The World Growth Fund was established on July 21, 1992, and commenced public offering of its shares on October 1, 1992. The Emerging Markets Fund was established on September 7, 1994, and commenced public offering of its shares on November 7, 1994. The Balanced Strategy Fund was established on June 2, 1995, and commenced public offering of its shares on September 1, 1995.

     Each Fund's assets, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Trustees. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by each Fund and only becomes effective with respect to a Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objectives of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only that Fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     When issued, each Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income, net short-term capital gain (the excess of short-term capital gains over short-term capital losses), and net gains from certain foreign currency transactions (investment company taxable income) for the taxable year (Distribution Requirement).

     To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. In the case of the Growth and Tax Strategy Fund, in order to be entitled to pay "exempt-inter-est dividends" to its shareholders which those shareholders may exclude from their gross income for federal income tax purposes- at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations the interest as which is excludable from gross income pursuant to section 103(a) of the Code. The Growth and Tax Strategy Fund intends to continue to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year and (3) any prior income and gains not distributed. Each Fund intends to continue to make distributions necessary to avoid imposition of the excise tax.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the 90% test.

     A Fund may invest in certain futures and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a particular election that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.

     Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

     Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures, and forward currency contracts in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-mar-ket rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale"rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

     Certain Funds may invest in the stock of "passive foreign investment companies" (PFICs). A PFIC is any foreign corporation (with certain exceptions)] that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

     The Growth and Tax Strategy Fund may acquire zero coupon or other municipal securities issued with original issue discount (OID). As a holder of those securities, the Fund must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid) and net tax-exempt income, including any accrued tax-exempt OID, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE SHAREHOLDERS

Distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, distributions a Fund declares in October, November, or December and pays to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the distributions during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

     If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to ("in lieu of") any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (recently enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003), such "in lieu" payments, when distributed to the Fund's shareholders, will not be treated as "qualified dividend income" and instead will be taxed at the shareholders' marginal federal income tax rates.

     In the case of the Growth and Tax Strategy Fund, if a shareholder redeems or exchanges shares used for six months or less at a loss and receives an exempt-interest dividend with respect to the shares, the loss will be disallowed to the extent of such exempt-interest dividend. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from the Growth and Tax Strategy Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     The Growth and Tax Strategy Fund may invest in private activity bonds. Interest on certain of those bonds is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

     Opinions relating to the validity of the tax-exempt securities purchased for the Growth and Tax Strategy Fund and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Fund's counsel makes any review of the basis of such opinions.

     The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Growth and Tax Strategy Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are a resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from the Growth and Tax Strategy Fund in their own states and localities.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees consists of seven trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates.

Set forth below are the Non-Interested Trustees, Interested Trustees and officers, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

     Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED TRUSTEES

===================================================================================================================================
NAME, ADDRESS*         POSITION(S)  TERM OF         PRINCIPAL OCCUPATION(S)              NUMBER OF              OTHER PUBLIC
AND AGE                HELD WITH    OFFICE** AND    DURING PAST 5 YEARS                  PORTFOLIOS IN FUND     DIRECTORSHIPS
                       FUND         LENGTH OF                                            COMPLEX OVERSEEN       HELD BY TRUSTEE
                                    TIME SERVED                                          BY TRUSTEE
=================================================================================================================================

Robert G. Davis (57)   Trustee and  Trustee since   Chairman, Chief Executive Officer,    Four registered        None
                       Chairman of  December 1996   and President United Services         investment companies
                       the Board                    Automobile Association (USAA)         consisting of 38 funds
                       of Trustees                  (10/02-present); President and
                                                    Chief Executive Officer of USAA
                                                    (4/00-10/02); President and Chief
                                                    Operating Officer of USAA (6/99-3/00);
                                                    Director of USAA (2/99-present);
                                                    President, Chief Executive  Officer,
                                                    Director, and Chairman of the Board
                                                    of Directors of USAA Capital
                                                    Corporation and several of its
                                                    subsidiaries and affiliates
                                                    (1/97-present); and President, Chief
                                                    Executive Officer, Director, and
                                                    Chairman of the Board of Directors
                                                    of USAA Financial Planning Services
                                                    (FPS) (1/97-7/03). Mr. Davis also
                                                    serves as a Director and Chairman
                                                    of the Boards of Directors of USAA
                                                    Investment Management Company (IMCO),
                                                    USAA Life Insurance Company, USAA
                                                    Federal  Savings Bank, USAA Real
                                                    Estate Company, and FPS, and USAA
                                                    Financial Advisors, Inc. (FAI).
=================================================================================================================================
Christopher W.         Trustee,     Trustee since  President and Chief Executive Officer,   Five registered        None
Claus (43)             President,   February 2001  Director, and Vice Chairman of the       investment companies
                       and Vice                    Board of Directors, IMCO (2/01-present). consisting of 43 funds
                       Chairman of                 Senior Vice President of Investment
                       the Board of                Sales and Service, IMCO (7/00-2/01);
                       Trustees                    Vice President, Investment Sales and
                                                   Service, IMCO (12/94-7/00). Mr. Claus
                                                   also serves as President, Director,
                                                   and Chairman of the Board of Directors
                                                   of USAA Shareholder Account Services.
                                                   He also holds the officer position
                                                   of Senior Vice President of the
                                                   USAA Life Investment Trust, a
                                                   registered investment company offering
                                                   five individual funds.
===================================================================================================================================

* The address of each interested trustee and officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

NON-INTERESTED TRUSTEES

===================================================================================================================================
NAME, ADDRESS*           POSITION(S)  TERM OF         PRINCIPAL OCCUPATION(S)              NUMBER OF              OTHER PUBLIC
AND AGE                  HELD WITH    OFFICE** AND    DURING PAST 5 YEARS                  PORTFOLIOS IN FUND     DIRECTORSHIPS
                         FUND         LENGTH OF                                            COMPLEX OVERSEEN       HELD BY TRUSTEE
                                      TIME SERVED                                          BY TRUSTEE

===================================================================================================================================
Barbara B. Dreeben (59)  Trustee      Trustee since  President, Postal Addvantage          Four registered        None
                                      January 1994   (7/92-present), which is a postal     investment companies
                                                     mail list management service.         consisting of 38 funds
===================================================================================================================================
Robert L. Mason,         Trustee      Trustee since  Institute Analyst, Southwest          Four registered        None
Ph.D. (58)                            January 1997   Research Institute (3/02-present);    investment companies
                                                     Staff Analyst, Southwest Research     consisting of 38 funds
                                                     Institute (9/98-3/02)which
                                                     focuses in the fields of
                                                     technological research.
===================================================================================================================================
Michael F. Reimherr (59) Trustee      Trustee since  President of Reimherr Business        Four registered        None
                                      January 2000   Consulting (5/95-present),            investment companies
                                                     which performs business valuations    consisting of 38 funds
                                                     of large companies to include the
                                                     development of annual business
                                                     plans, budgets, and internal financial
                                                     reporting.
===================================================================================================================================
Laura T. Starks,         Trustee      Trustee since  Charles E and Sarah M Seay Regents    Four registered        None
Ph.D. (54)                            May 2000       Chair Professor of Finance,           investment companies
                                                     University of Texas at Austin         consisting of 38 funds
                                                     (9/96-present).
===================================================================================================================================
Richard A. Zucker (61)    Trustee     Trustee since  Vice President, Beldon Roofing        Four registered        None
                                      January 1992   Company (7/85-present).               investment companies
                                                                                           consisting of 38 funds

===================================================================================================================================

* The address for each non-interested trustee is USAA Investment Management Company, P. O. Box 659430, San Antonio, Texas 78265-9430.

** The term of office for each trustee is fifteen (15) years or until the trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

 INTERESTED OFFICERS

===================================================================================================================================
NAME, ADDRESS*           POSITION(S)    TERM OF         PRINCIPAL OCCUPATION(S)            NUMBER OF              OTHER PUBIC
AND AGE                  HELD WITH      OFFICE** AND    DURING PAST 5 YEARS                PORTFOLIOS IN FUND     DIRECTORSHIPS
                         FUND           LENGTH OF                                          COMPLEX OVERSEEN       HELD BY TRUSTEE
                                        TIME SERVED                                        BY TRUSTEE
===================================================================================================================================
Clifford A. Gladson (53) Vice President Vice President  Senior Vice President, Fixed       Five registered         None
                                        since May 2002  Income Investments, IMCO           investment companies
                                                        (9/02-present); Vice President,    consisting of 43 funds
                                                        Fixed Income Investments, IMCO
                                                        (5/02-9/02); Vice President,
                                                        Mutual Fund Portfolios, IMCO,
                                                        (12/99-5/02); Assistant Vice
                                                        President, Fixed Income
                                                        Investments, IMCO (11/94-12/99).
                                                        Mr. Gladson also holds the officer
                                                        position of Vice President of the
                                                        USAA Life Investment Trust, a
                                                        registered investment company
                                                        offering five individual funds.
===================================================================================================================================
Stuart Wester (57)       Vice President Vice President  Vice President, Equity             Five registered         None
                                        since May 2002  Investments, IMCO (1/99-present).  investment companies
                                                        Vice President, Investment         consisting of 43 funds
                                                        Strategy and Analysis, CAPCO
                                                        (6/96-1/99). Mr. Wester also holds
                                                        the officer position of Vice
                                                        President of the USAA Life
                                                        Investment Trust, a registered
                                                        investment company offering five
                                                        individual funds.
===================================================================================================================================
Mark S. Howard (40)      Secretary      Secretary since Senior Vice President, Life        Five registered         None
                                        September 2002  /IMCO/FPS General Counsel, USAA    investment companies
                                                        (10/03-present); Senior Vice       consisting of 43 funds
                                                        President, Securities Counsel,
                                                        USAA (12/02-10/03); Senior Vice
                                                        President, Securities Counsel and
                                                        Compliance, IMCO (1/02-12/02);
                                                        Vice President, Securities Counsel
                                                        & Compliance, IMCO (7/00-1/02);
                                                        and Assistant Vice President,
                                                        Securities Counsel, USAA
                                                        (2/98-7/00). Mr. Howard also holds
                                                        the officer positions of Senior
                                                        Vice President, Secretary and
                                                        Counsel for IMCO, FPS, USAA
                                                        Shareholder Account Services and
                                                        FAI; and Secretary of the USAA
                                                        Life Investment Trust, a
                                                        registered investment company
                                                        offering five individual funds.
===================================================================================================================================

* The address for each interested trustee and officer is USAA Investment Management Company, P. O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

===================================================================================================================================
NAME, ADDRESS*           POSITION(S)    TERM OF          PRINCIPAL OCCUPATION(S)           NUMBER OF              OTHER PUBLIC
AND AGE                  HELD WITH      OFFICE** AND     DURING PAST 5 YEARS               PORTFOLIOS IN FUND     DIRECTORSHIPS
                         FUND           LENGTH OF                                          COMPLEX OVERSEEN       HELD BY TRUSTEE
                                        TIME SERVED                                        BY TRUSTEE
===================================================================================================================================
David M. Holmes (44)     Treasurer      Treasurer since  Senior Vice President, Life/      Five registered         None
                                        June 2001        /IMCO/FPS Senior Financial        investment companies
                                                         Officer, USAA (12/02-present);    consisting of 43 funds
                                                         Senior Vice President, Senior
                                                         Financial Officer, IMCO
                                                         (6/01-12/02); Vice President,
                                                         Senior Financial Officer, USAA
                                                         Real Estate Company (RealCo)
                                                         (12/97-5/01).  Mr. Holmes is a
                                                         Director  f USAA  Life Insurance
                                                         Company and also holds the officer
                                                         positions of Treasurer of the USAA
                                                         Life Investment Trust, a
                                                         registered investment company
                                                         offering five individual funds;
                                                         and Senior Vice President, Senior
                                                         Financial Officer and Treasurer of
                                                         USAA Life Insurance Company, USAA
                                                         Shareholder Account Services, FPS,
                                                         and FAI.
===================================================================================================================================
Eileen Smiley (44)       Assistant      Assistant        Vice President, Securities        Five registered        None
                         Secretary      Secretary since  Counsel,USAA (2/04- present);     investment companies
                                        February 2003    Assistant Vice President,         consisting of 43 funds
                                                         Securities Counsel, USAA
                                                         (1/03-2/04); Attorney, Morrison &
                                                         Foerster, LLP (1/99-1/03). Ms.
                                                         Smiley also holds the officer
                                                         positions of Vice President and
                                                         Assistant Secretary of IMCO, FPS,
                                                         and FAI; and Assistant Secretary
                                                         of the USAA Life Investment Trust,
                                                         a registered investment company
                                                         offering five individual funds.
==================================================================================================================================
Roberto Galindo, Jr.     Assistant      Assistant        Assistant Vice President,         Five registered        None
                         Treasurer      Treasurer        Portfolio Accounting/Financial    investment companies
                                        since July 2000  Administration, USAA (12/02-      consisting of 43 funds
                                                         present); Assistant Vice
                                                         President, Mutual Fund Analysis &
                                                         Support, IMCO, (10/01-12/02);
                                                         Executive Director, Mutual Fund
                                                         Analysis & Support, IMCO
                                                         (6/00-10/01); Director, Mutual
                                                         Fund Analysis, IMCO (9/99-6/00);
                                                         Vice President, Portfolio
                                                         Administration, Founders Asset
                                                         Management LLC (7/98-8/99). Mr.
                                                         Galindo also holds the officer
                                                         position of Assistant Treasurer of
                                                         the USAA Life Investment Trust, a
                                                         registered investment company
                                                         offering five individual funds.

==================================================================================================================================

* The address for each interested trustee and officer is USAA Investment Management Company, P. O. Box 659430, San Antonio, Texas 78265-9430.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended May 31, 2004, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

     EXECUTIVE COMMITTEE: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. Trustees Davis, Claus, and Zucker are members of the Executive Committee.

     AUDIT COMMITTEE: The Audit Committee of the Board of Trustees reviews the financial information and the auditor's reports and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended May 31, 2004, the Audit Committee held meetings three times.

     PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended May 31, 2004, the Pricing and Investment Committee held meetings five times.

     CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended May 31, 2004, the Corporate Governance Committee held meetings four times.

     In addition to the previously listed Trustees and/or officers of the Trust who also serve as Trustees and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Trust's Funds listed in this SAI and in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2003.


                                BALANCED        CORNERSTONE      PRECIOUS METALS
                             STRATEGY FUND      STRATEGY FUND      AND MINERALS
INTERESTED TRUSTEES
Robert G. Davis             Over $100,000        Over $100,000         None
Christopher W. Claus       $10,000-$50,000           None              None

NON-INTERESTED TRUSTEES
Barbara B. Dreeben                  None             None              None
Robert L. Mason                     None        $10,000-$50,000        None
Michael F. Reimherr                 None             None              None
Laura T. Starks                     None             None              None
Richard A. Zucker                   None             None              None

                        INTERNATIONAL  GROWTH AND TAX  WORLD GROWTH   EMERGING
                           FUND        STRATEGY FUND       FUND     MARKETS FUND

INTERESTED TRUSTEES
Robert G. Davis          Over $100,000       None    Over $100,000 Over $100,000
Christopher W. Claus     $50,001-$100,000    None        None    $10,001-$50,000

NON-INTERESTED TRUSTEES
Barbara B. Dreeben             None      Over $100,000   None         None
Robert L. Mason                None          None        None         None
Michael F. Reimherr            None          None        None         None
Laura T. Starks          $10,000-$50,000     None        None         None
Richard A. Zucker              None          None        None         None

                                                                 USAA FUND
                              GNMA        TREASURY                COMPLEX
                             TRUST    MONEY MARKET TRUST           TOTAL

INTERESTED TRUSTEES
Robert G. Davis               None           None                Over $100,000
Christopher W. Claus          None           None                Over $100,000

NON-INTERESTED TRUSTEES
Barbara B. Dreeben            None           None                Over $100,000
Robert L. Mason               None           None                Over $100,000
Michael F. Reimherr      $10,001-$50,000     None                Over $100,000
Laura T. Starks               None           None                Over $100,000
Richard A. Zucker             None           None                Over $100,000

     The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2004.

NAME                         AGGREGATE             TOTAL COMPENSATION
OF                          COMPENSATION           FROM THE USAA FUNDS
TRUSTEE                    FROM THE TRUST          AND FUND COMPLEX (b)

INTERESTED TRUSTEES

Robert G. Davis              None (a)                  None (a)
Christopher W. Claus         None (a)                  None (a)

NON-INTERESTED TRUSTEES

Barbara B. Dreeben          $ 12,125                   $ 48,500
Robert L. Mason, Ph.D.      $ 12,725                   $ 50,900
Michael F. Reimherr         $ 12,125                   $ 48,500
Laura T. Starks, Ph.D.      $ 12,125                   $ 48,500
Richard A. Zucker           $ 12,875                   $ 51,500

     (a) Robert G. Davis and Christopher W. Claus, are affiliated with the Trust's investment adviser, IMCO, and, accordingly, receive no remuneration from the Trust or any other Fund of the USAA Fund Complex.

     (b) At May 31, 2003, the USAA Fund Complex consisted of five registered investment companies offering 43 individual funds. Each non-interested Trustee presently serves as a Trustee or Director on all of the investment companies in the USAA Fund Complex, except for the USAA Life Investment Trust, which consists of five funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company.

     No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser. As of June 30 , 2004, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

     As of June 30, 2004, USAA and its affiliates owned no shares of the Emerging Markets Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Precious Metals and Minerals, World Growth Fund, GNMA Trust, International Fund, and Treasury Money Market Trust.

     The Trust knows of no other persons who, as of June 30, 2004, held of record or owned beneficially 5% or more of the voting stock of any Fund's shares.

                               THE TRUST'S MANAGER

As described in each Fund's prospectus, IMCO is the Manager and investment adviser for each Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Investment Trust from its inception.

     In addition to managing the Trust's assets, IMCO advises and manages the investments of USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $47 billion, of which approximately $28 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

The Manager provides investment management and advisory services to the GNMA Trust and the Treasury Money Market Trust pursuant to an Advisory Agreement dated August 1, 2001 (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policies and manages the portfolio assets for each of these Funds. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund.

     The Manager provides investment management and advisory services to the Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Emerging Markets, International, and World Growth Funds pursuant to an Investment Advisory Agreement dated October 18, 2002 (Other Advisory Agreement). The Other Advisory Agreement authorizes the Manager to retain one or more investment subadvisers for the management of all or a portion of a Fund's investment portfolio and, as described below, the Manager has entered into one or more Subadvisory Agreements for each of these Funds. Under the Other Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the Prospectuses.

     For the services under these agreements, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement and the Other Advisory Agreement will remain in effect until July 31, 2005 and October 17, 2005, respectively, for the Funds covered by each agreement and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940
Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Non Interested Trustees, at a meeting called for the purpose of voting on such approval. The Advisory Agreement and the Other Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. Each agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to limit the annual expenses of the Balanced Strategy Fund, the Cornerstone Strategy Fund, and the Emerging Markets Fund to 1.00%, 1.19%, and 1.80%, respectively, of the Funds' ANA, and will reimburse the Fund for all expenses in excess of such limitation. This agreement may be modified or terminated by the Manager at any time without prior notice to the shareholders.

     For the last three fiscal years ending May 31, management fees were as follows:

     FUND                         2002              2003              2004
Growth and Tax Strategy       $  1,103,636      $    934,718     $    831,641
Balanced Strategy             $  1,762,560      $  2,389,132     $  3,341,743
Cornerstone Strategy          $  7,347,285      $  8,075,572     $  9,485,266
Precious Metals and Minerals  $    650,288      $  1,048,223     $  2,071,758
Emerging Markets              $    461,357      $    462,211     $    815,579
International                 $  2,805,580      $  2,579,369     $  3,235,673
World Growth                  $  2,131,034      $  1,760,485     $  1,984,889
GNMA Trust                    $    667,072      $  1,043,515     $    853,624
Treasury Money Market Trust   $    228,323      $    249,938     $    241,963


     As a result of the Funds' actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

     FUND                         2002              2003               2004
Balanced Strategy             $    777,982      $  1,432,254      $  1,460,962
Cornerstone Strategy          $    167,161      $    891,335      $     73,348

     The management fees of each Fund (except the Treasury Money Market Trust) are based upon two components: (1) a base fee, which is accrued daily and paid monthly, computed at an annual rate of average net assets as follows:

       FUND                                  FEE RATE
   Balanced Strategy Fund                      .75%
   Cornerstone Strategy Fund                   .75%
   Precious Metals and Minerals                .75%
   Emerging Markets Fund                      1.00%
   GNMA Trust                                  .125%
   Growth and Tax Strategy Fund                .50%
   International Fund                          .75%
   World Growth Fund                           .75%

and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of a Fund relative to a relevant Lipper Index. Each Fund's performance will be measured as listed below.


         FUND                               LIPPER INDEX
  Balanced Strategy Fund                  Lipper Balanced
  Cornerstone Strategy Fund               Lipper Global Flexible
  Precious Metals and Minerals            Lipper Gold
  Emerging Markets Fund                   Lipper Emerging Markets
  GNMA Trust                              Lipper GNMA
  Growth and Tax Strategy Fund            Lipper Balanced
  International Fund                      Lipper International
  World Growth Fund                       Lipper Global

     With respect to the Treasury Money Market Trust, the management fee will continue to consist solely of the base fee of .125% of the average net assets.


COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of each Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. The performance period for each Fund commenced on August 1, 2001 and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of over-performance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                              FIXED INCOME FUNDS:
                                   GNMA TRUST
                          GROWTH AND TAX STRATEGY FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX          ANNUAL ADJUSTMENT RATE
         (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                              OF A FUND'S AVERAGE NET ASSETS)
         +/- 20 to 50                                    +/- 4
         +/- 51 to 100                                   +/- 5
       +/- 101 and greater                               +/- 6

                                 EQUITY FUNDS:

                             BALANCED STRATEGY FUND
                           CORNERSTONE STRATEGY FUND
                       PRECIOUS METALS AND MINERALS FUND
                             EMERGING MARKETS FUND
                               INTERNATIONAL FUND
                               WORLD GROWTH FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX          ANNUAL ADJUSTMENT RATE
         (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                              OF A FUND'S AVERAGE NET ASSETS)

         +/- 100 to 400                                   +/- 4
         +/- 401 to 700                                   +/- 5
         +/- 701 and greater                              +/- 6

        1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

         For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:


                                                       EXAMPLES
                              1           2           3            4         5           6
Fund Performance (a)           6.80%     5.30%      4.30%       (7.55%)   (-5.20%)    (3.65%)
Index Performance (a)          4.75%     5.15%      4.70%       (8.50%)   (-3.75%)    (3.50%)
Over/Under Performance (b)    + 205      +15        - 40         + 95      - 145       - 15
Annual Adjustment Rate (b)      + 6        0          -4          + 5        - 6          0
Monthly Adjustment Rate (c)    .0049%     n/a      (.0033%)      .0041%    (.0049%)         n/a
Base Fee for Month          $ 221,918  $ 221,918  $ 221,918   $ 221,918   $ 221,918   $ 221,918
Performance Adjustment         41,650        0     (28,050)      34,850     (41,650)          0
                            --------------------------------------------------------------------
Monthly Fee                 $ 263,568  $ 221,918  $ 193,868   $ 256,768   $ 180,268   $ 221,918
                            ====================================================================

(a) Average annual performance over a 36-month period
(b) In basis points
(c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

SUBADVISORY AGREEMENTS

The Manager has entered into Subadvisory Agreements with the Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

     The Subadvisory Agreement for the Growth and Tax Strategy Fund will remain in effect until June 30, 2006. Each Subadvisory Agreement will remain in effect with respect to a Fund until October 17, 2005, and will continue in effect from year to year thereafter for each Fund as long as it is approved annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940
Act) or by the Board of Trustees (on behalf of the Fund), including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Non-Interested Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days' written notice; by IMCO at any time; or by the applicable Subadviser on 90 days' written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     For the Growth and Tax Strategy Fund, the Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles). The Manager (not the Fund) pays Loomis Sayles a fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. Loomis Sayles, a Delaware limited partnership and registered investment adviser, is an indirect wholly owned subsidiary of CDC IXIS Asset Management North America, L.P., which in turn is owned by CDC IXIS Asset Management.

     For the Balanced Strategy Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. Wellington Management, a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 76 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan.

     For the Cornerstone Strategy Fund, the Manager has entered into Subadvisory Agreements with Wellington Management and MFS Investment Management (MFSIM). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.40% of the first $50 million of the portion of the Fund's average net assets that Wellington Management manages and invests in real estate securities, plus 0.35% of the portion of the Fund's average net assets over $50 million that Wellington Management manages and invests in real estate securities, plus 0.20% of the portion of the Fund's average net assets that Wellington Management manages and invests in securities other than real estate securities. The Manager (not the Fund) pays MFSIM a fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the World Growth Fund, the International Fund, the USAA Life Investment Trust World Growth Fund and the portion of the Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million. MFSIM is a wholly owned subsidiary of Massachusetts Financial Services Company
(MFS), a registered investment adviser that has been providing investment advisory services since 1924. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life of Canada (an insurance company).

     For the Emerging Markets Fund, the Manager has entered into a Subadvisory Agreement with The Boston Company Asset Management, LLC (The Boston Company). The Manager (not the Fund) pays The Boston Company a fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. The Boston Company is a majority owned subsidiary of Boston Safe Deposit & Trust Company (BSDT), a state chartered bank. BSDT is a wholly owned subsidiary of The Boston Company Inc., a bank holding company, which is a wholly owned subsidiary of Mellon Financial Corporation (Mellon). Mellon is a publicly owned global financial holding company incorporated under Pennsylvania law.

     For the International Fund, the Manager has entered into a Subadvisory Agreement with MFSIM. The Manager (not the Fund) pays MFSIM a fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the Fund's aggregate average net assets of the MFSIM Funds over $350 million.

     For the World Growth Fund, the Manager has entered into a Subadvisory Agreement with MFSIM. The Manager (not the Fund) pays MFSIM a fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the aggregate average net assets for assets of the MFSIM Funds over $350 million.

APPROVAL OF ADVISORY AGREEMENT FOR THE PRECIOUS METALS AND MINERALS FUND, GNMA TRUST, AND TREASURY MONEY MARKET TRUST

At a meeting of the Board of Trustees held on April 14, 2004, the Board, including a majority of the Non Interested Trustees, approved the continuation of the Advisory Agreement for each of these Funds for a one-year period ending June 30, 2005. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information with respect to each Fund: (i) the services provided to the Fund by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Fund; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Trust; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Fund brokerage in a "soft dollar" arrangement; (viii) information provided by Lipper Inc. that compared the Fund's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) whether the Fund has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; (x) the Manager's financial condition; and (xi) materials supplied by the Non-Interested Trustees' independent counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. Throughout their deliberations, the Non Interested Trustees were represented and assisted by independent counsel.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE BALANCED STRATEGY, CORNERSTONE STRATEGY, EMERGING MARKETS, INTERNATIONAL, AND WORLD GROWTH FUNDS

At a meeting of the Board of Trustees held on April 14, 2004, the Board, including a majority of the Non Interested Trustees, approved the Advisory Agreement and Subadvisory Agreements for each of these Funds. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. With respect to the Advisory Agreement, the Board considered, among others, the following factors and information with respect to each Fund: (i) the services provided to the Fund by the Manager under the Advisory Agreement, including the Manager's oversight role over the Subadvisers for the Fund; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Fund; (v) the Manager's compensation for investment management services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Fund; (vii) the Manager's access to research services from brokers in connection with soft dollar arrangements; (viii) information provided by Lipper, Inc. that compared the Fund's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) whether the Fund has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; (x) the Manager's financial condition; (xi) the Manager's experience supervising investment subadvisers; and (xii) materials supplied by the Non-Interested Trustees' independent counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

     With respect to the Subadvisory Agreements, the Board considered, among others, the following factors and information with respect to each Fund: (i) the services provided under the Subadvisory Agreement; (ii) the Subadviser's management style and long-term performance record; (iii) the Fund's performance record; (iv) the Subadviser's compensation for investment advisory services; (v) the Subadviser's current level of staffing and its overall resources; (vi) the Subadviser's financial condition; (vii) information provided by Lipper, Inc. that compared the Subadviser's advisory fee rate and historical performance to those of comparable funds; (viii) the Subadviser's compliance systems; and (ix) any disciplinary history. In reviewing each Subadviser's performance, the Board considered the relatively short period of time that each Subadviser has managed the Fund(s), the Subadviser's long-term performance record over similar accounts, and the explanations of management regarding the factors that contributed to the short-term performance of the Fund(s).

     Throughout   their   deliberations,   the  Non  Interested   Trustees  were
represented and assisted by independent counsel.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE GROWTH AND TAX STRATEGY FUND

The Advisory Agreement for the Growth and Tax Strategy Fund was approved as discussed above in the section entitled "Approval of Advisory and Subadvisory Agreements for the Balanced Strategy, Cornerstone Strategy, Emerging Markets, International, and World Growth Funds."

     The Subadvisory Agreement for the Growth and Tax Strategy Fund was considered by the Board, including the non-interested Trustees, at a meeting of the Board held on June 23, 2004. In addition, the non-interested Trustees met separately as a group to consider this matter.

     As part of its deliberations during the meeting, the Board reviewed information provided by management relating to the services to be rendered by Loomis Sayles under the Subadvisory Agreement and the reasonableness of the fees that would be paid under the Subadvisory Agreement by IMCO to Loomis Sayles. In making its decision to approve the Subadvisory Agreement, the Board considered the experience and success of Loomis Sayles in managing similar accounts and the qualifications of the individuals at Loomis Sayles responsible for these investment activities. The Board considered Loomis Sayles' investment performance in similar accounts. The Board also considered the reasonableness of the fees proposed to be paid to Loomis Sayles for these services, and the likelihood that IMCO and Loomis Sayles will be able to work together effectively to pursue the Fund's investment objective in the subadvisory arrangement.

     Throughout   their   deliberations,   the   non-interested   Trustees  were
represented and assisted by independent counsel.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for each Fund except the Treasury Money Market Trust and one-tenth of one percent (.10%) of the average net assets for the Treasury Money Market Trust. We may also delegate one or more of our responsibilities to others at our expense.

     For the last two fiscal years ended May 31, the Trust paid IMCO the following administration and servicing fees:

FUND                                            2003                   2004
Growth and Tax Strategy                      $   275,677          $   284,074
Balanced Strategy                            $   460,082          $   658,569
Cornerstone Strategy                         $ 1,594,943          $ 1,897,053
Precious Metals and Minerals                 $   198,375          $   397,550
Emerging Markets                             $    69,545          $   123,680
International                                $   485,225          $   618,831
World Growth                                 $   334,876          $   391,982
GNMA Trust                                   $ 1,057,728          $   998,932
Treasury Money Market Trust                  $   199,950          $   193,570

CODE OF ETHICS

The Funds, the Manager, and the Subadvisers each have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager and Subadvisers regarding compliance with the code of ethics annually.

     While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in the Codes of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders' interests come before the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by a Fund to obtain approval before executing permitted personal trades. A copy of the Codes of Ethics has been filed with the SEC and is available for public view.

PROXY VOTING POLICIES AND PROCEDURES

The Manager will vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally votes proxies in a manner to maximize the value of the Funds' investments and in accordance with these proxy voting procedures. The Manager has retained Institutional Shareholder Services, Inc. (ISS) to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines and ISS Global Proxy Voting Guidelines (the ISS Guidelines). However, the Manager retains the authority to determine the final vote for securities held by the Funds.

     To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS' recommendations, the Manager may consider information from many sources, including the Funds' portfolio manager, the Manager's Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS' recommendations, and if he or she determines that it would be in the Funds' best interests to vote the shares contrary to ISS' recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds' principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds' principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS' recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee will be summarized and presented to the Funds' Board of Trustees at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

     Copies of the Manager's complete proxy voting policies and procedures, summaries of the ISS Guidelines, and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, are or will be available (i) without charge, upon request, by calling 1-800-531-8448; (ii) at USAA.COM; and (iii) on the SEC's web site at http://www.sec.gov.

UNDERWRITER

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23 to $25.50 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, assets of the Balanced Strategy, Cornerstone Strategy, Growth and Tax Strategy, Precious Mentals and Minerals, Emerging Markets, International, and World Growth Funds may be held by certain foreign banks and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, are the current independent auditors for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.   LONG-TERM DEBT RATINGS: MOODY'S INVESTOR SERVICES

Aaa Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MIDRANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA HIGHEST CREDIT QUALITY. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA VERY HIGH CREDIT QUALITY. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A HIGH CREDIT QUALITY. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED (DOMINION)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.


NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S MUNICIPAL

 MIG-1 This designation denotes superior credit quality. Excellent protection is affordable by established cash flows, high reliable liquidity support or demonstrated broad-based access to the market for refinancing.

 MIG-2        This  designation  denotes  strong  credit  quality.   Margins  of
              protection are ample, although not as large as in the preceding group.

 MIG-3        This designation denotes acceptable credit quality.  Liquidity and
              cash-flow   protection  may  be  narrow,  and  market  access  for
              refinancing is likely to be less well-established.

 SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY'S CORPORATE AND GOVERNMENT

 Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short- term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

             o Leading market positions in well-established industries.

             o High rates of return on funds employed.

             o Conservative  capitalization  structures  with moderate  reliance on debt and ample asset protection.

             o Broad  margins in earning coverage of fixed financial charges and high internal cash generation.

             o Well-established  access  to  a  range  of  financial markets and assured  sources of  alternate  liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH

F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DOMINION COMMERCIAL PAPER

R-1 (high)  Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability, which is both stable and above average. Companies achieving an "R-1 (high)" rating are normal ly leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle)Short-term  debt rated "R-1 (middle)" is of superior  credit quality and,  in most  cases,  ratings  in this  category  differ  from "R-1
            (high)" credits to only a small degree. Given the extremely tough defi nition, which Dominion has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exempli fy above average strength in key areas of consideration for debt protection.


R-1 (low)   Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
            The  overall  strength  and  outlook  for key  liquidity,  debt  and profitability  ratios is not  normally as  favorable  as with higher rating cat egories,  but these considerations are still respectable.
            Any   qualifying   negative   factors  that  exist  are   considered
            manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)   Short-term debt rated "R-2" is of adequate credit quality and within
            the  three  subset  grades,   debt  protection  ranges  from  having
            reasonable ability for timely repayment to a level, which is consid ered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the com mercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.


NOTE: ALL THREE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

06088-1004

                              USAA INVESTMENT TRUST

PART C                           OTHER INFORMATION

ITEM 22.                           EXHIBITS

a       (i)     First Amended and Restated Master Trust Agreement,
                June 2, 1995 (1)
        (ii)    Amendment No. 1 dated July 12, 1995 (2)
        (iii)   Amendment No. 2 dated September 17, 2001 (8)

b               By-laws, as amended February 11, 1999 (6)

c               SPECIMEN CERTIFICATES FOR SHARES OF
        (i)     Cornerstone Strategy Fund (2)
        (ii)    Precious Metals and Minerals Fund (7)
        (ii)    International Fund (2)
        (iv)    Growth and Tax Strategy Fund (2)
        (v      GNMA Trust (2)
        (vi)    Treasury Money Market Trust (2)
        (vii)   World Growth Fund (2)
        (viii)  Emerging Markets Fund (2)
        (ix)    Balanced Strategy Fund (2)
        (x)     Growth Strategy Fund (2)
        (xi)    Income Strategy Fund (2)

d       (i)     Advisory Agreement dated August 1, 2001 (7)
        (ii)    Advisory Agreement dated October 18, 2002 (10)
        (ii)    Administration and Servicing Agreement dated August 1, 2001 (7)
        (iv)    Subadvisory Agreement between IMCO and Loomis, Sayles & Company,
                L.P.dated July 1, 2004 (filed herewith) (v) Amended and Restated
                Subadvisory Agreement between IMCO and The Boston Company Asset
                Management LLC dated October 18, 2002 (10)
        (vi)    Amended and Restated Subadvisory Agreement between IMCO and
                Masschusetts Financial Service Company dated October 18, 2002
                (10)
        (vii)   Amended and Restated Subadvisory Agreement between IMCO and
                Wellington Management Company LLP dated October 18, 2002 (10)

e       (i)     Underwriting Agreement dated July 9, 1990 (2)
        (ii)    Letter Agreement dated January 24, 1991 adding GNMA Trust and
                Treasury Money Market Trust (2)
        (iii)   Letter Agreement dated July 21, 1992 adding World Growth Fund
                (2)
        (iv)    Letter Agreement dated September 7, 1994 adding Emerging
                Markets Fund (2)
        (v)     Letter Agreement dated September 1, 1995 adding Balanced
                Strategy, Growth Strategy and Income Strategy Funds (2)

f               Not Applicable

g       (i)     Amended and Restated Custodian Agreement dated July 1, 2001 (7)
        (ii)    Subcustodian Agreement dated March 24, 1994 (4)
        (iii)   Amendment to Amended and Restated Custodian Agreement dated
                September 6, 2002 (10)

h       (i)     Transfer Agency Agreement dated November 15, 2002 (10)
        (ii)    Master Revolving Credit Facility Agreement with Bank of America dated January 8, 2004 (filed herewith)
        (iii)   Master Revolving Credit Facility Agreement with USAA Capital
                Corporation dated January 8, 2004 (filed herewith)

i Opinion and Consent of Counsel with respect to the Balanced Strategy, Growth and Tax Strategy Fund, Precious Metals and Minerals Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, World Growth Fund GNMA Trust, and Treasury Money Market Trust (filed by amendment)
j Consent of Independent Auditors with respect to the Balanced Strategy Fund, Growth and Tax Strategy Fund, Precious Metals and Minerals Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (filed by amendment)

k               Omitted financial statements - Not Applicable

l               SUBSCRIPTIONS AND INVESTMENT LETTERS
        (i)     GNMA Trust and Treasury Money Market Trust (2)
        (ii)    World Growth Fund (2)
        (ii)    Emerging Markets Fund (2)
        (iv)    Growth Strategy Fund, Income Strategy Fund, and Balanced
                Strategy Fund (2)

m               12b-1 Plans - Not Applicable

n               18f-3 Plans - Not Applicable

o               Reserved

p               CODE OF ETHICS
        (i)     IMCO (filed herewith)
        (ii)    Loomis, Sayles & Company, L.P. (filed herewith)
        (iii)   The Boston Company Asset Management LLC (8)
        (iv)    MFS Investment Management (8)
        (v)     Wellington Management Company LLP (8)

q               POWERS OF ATTORNEY
                Powers of Attorney for Robert G. Davis dated March 6, 2003, and Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr, Laura T. Starks, Christopher W. Claus, and David M. Holmes dated June 25, 2003 (10)

----------------------------
(1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

(2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

(3) Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

(4) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

(5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.

(6) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 28, 2000.

(7) Previously filed with Post-Effective Amendment No. 30 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2001.

(8) Previously filed with Post-Effective Amendment No. 31 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 2002.

(9) Previously filed with Post-Effective Amendment No. 32 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 30, 2002.

(10) Previously filed with Post-Effective Amendment No. 33 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2003.

(11) Previously filed with Post-Effective Amendment No. 34 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 8, 2003.

(12) Previously filed with Post-Effective Amendment No. 35 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 2003.

 ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Fund Management" in the prospectus and the section captioned "Trustees and Officers of the Trust" in the statement of additional information.

ITEM 24.  INDEMNIFICATION

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

     (a) The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

     (b) Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant's Agreement and Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust."

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a) MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, International Fund, and World Growth Fund. The information required by this Item 25 with respect to each director and officer of MFS is incorporated herein by reference to MFS's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(b) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Balanced Strategy Fund and Cornerstone Strategy Fund. The information required by this Item 25 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(c) Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 25 with respect to each director and officer of Loomis Sayles.is incorporated herein by reference to Loomis Sayles' current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(d) The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Growth and Tax Strategy Fund and Emerging Markets Fund. The information required by this Item 25 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

ITEM 26.  PRINCIPAL UNDERWRITERS

     (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., and USAA State Tax-Free Trust.

     (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

NAME AND PRINCIPAL          POSITION AND OFFICES           POSITION AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER                WITH REGISTRANT

Robert G. Davis            Director and Chairman           Trustee and
9800 Fredericksburg Road   of the Board of Directors       Chairman of the
San Antonio, TX 78288                                      Board of Trustees

Christopher W. Claus       Chief Executive Officer,        President, Trustee
9800 Fredericksburg Road   President, Director, and        and Vice Chairman of
San Antonio, TX 78288      Vice Chairman of the            the Board of Trustees
                           Board of Directors

Mark S. Howard             Senior Vice President,          Secretary
9800 Fredericksburg Road   Secretary and Counsel
San Antonio, TX 78288

David M. Holmes            Senior Vice President,          Treasurer
9800 Fredericksburg Road   Senior Financial Officer,
San Antonio, TX 78288      and Treasurer

Clifford A. Gladson        Senior Vice President,          Vice President
9800 Fredericksburg Road   Fixed Income Investments
San Antonio, TX  78288

Mark S. Rapp               Senior Vice President,          None
9800 Fredericksburg Road   Marketing
San Antonio, TX 78288

Terri L. Luensmann         Senior Vice President,          None
9800 Fredericksburg Road   Investment Operations
San Antonio, TX 78288


     (c) Not Applicable.

Item 27.  LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare,  maintain,  and preserve the records required by
Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

            USAA Investment Management Company
            9800 Fredericksburg Road
            San Antonio, Texas 78288

            USAA Shareholder Account Services
            9800 Fredericksburg Road
            San Antonio, Texas 78288

            State Street Bank and Trust Company
            1776 Heritage Drive
            North Quincy, Massachusetts 02171

            MFS Investment Management
            500 Boylston Street
            Boston, Massachusetts 02116,
            (records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, International Fund, and World Growth Fund)

            Wellington Management Company, LLP
            75 State Street
            Boston, Massachusetts 02109
            (records relating to its functions as a subadviser with respect to the Balanced Strategy Fund and Cornerstone Strategy Fund)

            Loomis, Sayles & Company, L.P.
            One Financial Center
            Boston, Massachusetts 02111
            (records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)

            The Boston Company Asset Management
            Mellon Financial Center
            One Boston Place
            Boston, Massachusetts 02108-4408
            (records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund and Emerging Markets Fund)

ITEM 28.        MANAGEMENT SERVICES

                Not Applicable

ITEM 29.        UNDERTAKINGS

                None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 30th day of July, 2004.


                                             USAA INVESTMENT TRUST

                                                            *
                                             ------------------------------
                                             Christopher W. Claus
                                             President

     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

 (Signature)                      (Title)                     (Date)

       *
 ___________________     Chairman of the
 Robert G. Davis         Board of Trustees

       *
--------------------     Vice Chairman of the Board
Christopher W. Claus     of Trustees and President
                         (Principal Executive Officer)

       *
--------------------     Treasurer (Principal
David M. Holmes          Financial and Accounting Officer)


      *
--------------------     Trustee
 Barbara B. Dreeben


       *
--------------------     Trustee
 Robert L. Mason


       *
--------------------     Trustee
 Michael F. Reimherr

       *
--------------------     Trustee
 Laura T. Starks

       *
--------------------     Trustee
 Richard A. Zucker


*By:  /s/ Clifford A. Gladson
     --------------------------
     Clifford A. Gladson, attorney-in-fact, under Powers of Attorney dated March 6, 2003 and June 25, 2003, which are incorporated herein and filed under Post Effective Amendment No. 33 with the Securities and Exchange Commission on August 1, 2003.

                                  EXHIBIT INDEX


EXHIBIT              ITEM                                         PAGE NO. *


d (iv)     Subadvisory Agreement between IMCO and Loomis,
           Sayles & Company, L.P.dated July 1, 2004                     176

h (ii)     Master Revolving Credit Facility Agreement with
           Bank of America dated January 8, 2004.                       190

  (iii)    Master Revolving Credit Facility Agreement with
           USAA Capital Corporation dated January 8, 2004               268

P          CODE OF ETHICS
  (i)      IMCO                                                         295
  (ii)     Loomis Sayles                                                319